Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
	United States Treasury Note/Bond (Cost $333,644)	4.375%	11/30/28	332,410	333,708
Corporate Bonds (98.0%)
Communications (5.4%)
	Alphabet Inc.	0.450%	8/15/25	12,357	11,487
	Alphabet Inc.	1.998%	8/15/26	41,850	39,047
	Alphabet Inc.	0.800%	8/15/27	9,769	8,564
	AT&T Inc.	3.875%	1/15/26	22,570	21,882
	AT&T Inc.	5.539%	2/20/26	19,924	19,931
	AT&T Inc.	1.700%	3/25/26	62,906	58,161
	AT&T Inc.	2.950%	7/15/26	4,120	3,889
	AT&T Inc.	3.800%	2/15/27	5,379	5,176
	AT&T Inc.	4.250%	3/1/27	26,021	25,355
	AT&T Inc.	2.300%	6/1/27	41,781	38,044
	AT&T Inc.	1.650%	2/1/28	37,495	32,666
[1]	AT&T Inc.	4.100%	2/15/28	29,770	28,552
	Baidu Inc.	3.075%	4/7/25	14,286	13,820
	Baidu Inc.	4.125%	6/30/25	5,750	5,621
	Baidu Inc.	1.720%	4/9/26	11,024	10,120
	Baidu Inc.	1.625%	2/23/27	3,553	3,166
	Baidu Inc.	3.625%	7/6/27	11,471	10,834
	Baidu Inc.	4.375%	3/29/28	8,561	8,253
	Booking Holdings Inc.	3.650%	3/15/25	8,794	8,613
	Booking Holdings Inc.	3.600%	6/1/26	14,535	14,048
	Booking Holdings Inc.	3.550%	3/15/28	7,824	7,437
	Charter Communications Operating LLC	4.908%	7/23/25	82,128	80,763
	Charter Communications Operating LLC	6.150%	11/10/26	9,000	9,109
	Charter Communications Operating LLC	3.750%	2/15/28	38,045	35,308
	Comcast Corp.	3.375%	8/15/25	14,326	13,910
	Comcast Corp.	3.950%	10/15/25	64,267	62,946
	Comcast Corp.	3.150%	3/1/26	30,432	29,282
	Comcast Corp.	2.350%	1/15/27	29,746	27,551
	Comcast Corp.	3.300%	2/1/27	36,400	34,662
	Comcast Corp.	3.300%	4/1/27	13,831	13,138
	Comcast Corp.	5.350%	11/15/27	21,764	22,191
	Comcast Corp.	3.150%	2/15/28	15,494	14,463
	Comcast Corp.	3.550%	5/1/28	17,944	16,984
	Comcast Corp.	4.150%	10/15/28	66,792	64,570
	Discovery Communications LLC	3.450%	3/15/25	9,102	8,819
	Discovery Communications LLC	3.950%	6/15/25	4,437	4,314
	Discovery Communications LLC	4.900%	3/11/26	7,001	6,918

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	3.950%	3/20/28	46,005	43,034
	Electronic Arts Inc.	4.800%	3/1/26	12,525	12,459
	Expedia Group Inc.	5.000%	2/15/26	21,968	21,842
	Expedia Group Inc.	4.625%	8/1/27	20,660	20,151
	FactSet Research Systems Inc.	2.900%	3/1/27	9,807	9,055
	Fox Corp.	3.050%	4/7/25	10,475	10,135
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,413	5,224
[2]	KT Corp.	4.000%	8/8/25	8,057	7,874
	Meta Platforms Inc.	3.500%	8/15/27	47,268	45,277
	Meta Platforms Inc.	4.600%	5/15/28	30,813	30,640
	Netflix Inc.	4.375%	11/15/26	16,563	16,318
	Netflix Inc.	4.875%	4/15/28	29,208	28,948
	Netflix Inc.	5.875%	11/15/28	30,842	31,851
	Omnicom Group Inc.	3.600%	4/15/26	20,809	20,069
	Paramount Global	2.900%	1/15/27	17,880	16,208
	Paramount Global	3.375%	2/15/28	6,686	5,965
	Paramount Global	3.700%	6/1/28	8,678	7,775
	Rogers Communications Inc.	2.950%	3/15/25	14,905	14,378
	Rogers Communications Inc.	3.625%	12/15/25	17,706	17,004
	Rogers Communications Inc.	2.900%	11/15/26	3,572	3,330
	Rogers Communications Inc.	3.200%	3/15/27	16,247	15,139
	Sprint Capital Corp.	6.875%	11/15/28	40,107	42,460
	Sprint LLC	7.625%	2/15/25	21,703	22,061
	Sprint LLC	7.625%	3/1/26	18,289	18,970
	Take-Two Interactive Software Inc.	3.550%	4/14/25	8,002	7,788
	Take-Two Interactive Software Inc.	5.000%	3/28/26	15,083	14,986
	Take-Two Interactive Software Inc.	3.700%	4/14/27	6,513	6,203
	Take-Two Interactive Software Inc.	4.950%	3/28/28	11,478	11,350
	TCI Communications Inc.	7.875%	2/15/26	8,648	9,121
	Telefonica Emisiones SA	4.103%	3/8/27	27,034	25,994
	TELUS Corp.	2.800%	2/16/27	11,557	10,735
	Tencent Music Entertainment Group	1.375%	9/3/25	3,032	2,820
	Thomson Reuters Corp.	3.350%	5/15/26	5,745	5,479
	T-Mobile USA Inc.	3.500%	4/15/25	55,630	54,121
	T-Mobile USA Inc.	1.500%	2/15/26	23,076	21,242
	T-Mobile USA Inc.	2.250%	2/15/26	10,974	10,265
	T-Mobile USA Inc.	2.625%	4/15/26	25,556	24,026
	T-Mobile USA Inc.	3.750%	4/15/27	68,373	65,219
	T-Mobile USA Inc.	5.375%	4/15/27	8,360	8,366
	T-Mobile USA Inc.	4.750%	2/1/28	24,920	24,387
	T-Mobile USA Inc.	2.050%	2/15/28	55,145	48,507
	T-Mobile USA Inc.	4.950%	3/15/28	5,155	5,120
	T-Mobile USA Inc.	4.800%	7/15/28	7,355	7,240
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	17,769	17,195
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	22,758	21,788
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	18,551	17,190
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	6,190	5,860
	Verizon Communications Inc.	3.376%	2/15/25	14,775	14,431
	Verizon Communications Inc.	0.850%	11/20/25	33,569	30,863
	Verizon Communications Inc.	1.450%	3/20/26	35,558	32,684
	Verizon Communications Inc.	2.625%	8/15/26	27,987	26,281
	Verizon Communications Inc.	4.125%	3/16/27	55,146	53,515
	Verizon Communications Inc.	3.000%	3/22/27	24,050	22,533
	Verizon Communications Inc.	2.100%	3/22/28	60,225	53,356
	Verizon Communications Inc.	4.329%	9/21/28	69,662	67,270
	Vodafone Group plc	4.125%	5/30/25	13,048	12,817
	Vodafone Group plc	4.375%	5/30/28	14,560	14,274
	Walt Disney Co.	3.350%	3/24/25	30,461	29,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	3.700%	10/15/25	12,046	11,757
	Walt Disney Co.	1.750%	1/13/26	24,390	22,885
	Walt Disney Co.	3.375%	11/15/26	3,563	3,416
	Walt Disney Co.	3.700%	3/23/27	4,819	4,662
	Walt Disney Co.	2.200%	1/13/28	8,014	7,272
	Warnermedia Holdings Inc.	3.638%	3/15/25	29,635	28,840
	Warnermedia Holdings Inc.	3.788%	3/15/25	7,445	7,255
	Warnermedia Holdings Inc.	3.755%	3/15/27	68,248	64,392
					2,218,988
Consumer Discretionary (7.1%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	43,385	40,417
	Amazon.com Inc.	3.800%	12/5/24	6,585	6,493
	Amazon.com Inc.	3.000%	4/13/25	16,105	15,689
	Amazon.com Inc.	0.800%	6/3/25	36,194	34,048
	Amazon.com Inc.	4.600%	12/1/25	12,714	12,648
	Amazon.com Inc.	5.200%	12/3/25	2,736	2,750
	Amazon.com Inc.	1.000%	5/12/26	44,745	40,841
	Amazon.com Inc.	3.300%	4/13/27	68,180	65,293
	Amazon.com Inc.	1.200%	6/3/27	21,625	19,191
	Amazon.com Inc.	3.150%	8/22/27	62,422	59,157
	Amazon.com Inc.	4.550%	12/1/27	39,823	39,787
	Amazon.com Inc.	1.650%	5/12/28	27,374	24,192
[1]	American Honda Finance Corp.	3.550%	1/12/24	18,853	18,807
[1]	American Honda Finance Corp.	4.600%	4/17/25	14,528	14,396
[1]	American Honda Finance Corp.	1.200%	7/8/25	1,383	1,299
[1]	American Honda Finance Corp.	1.000%	9/10/25	10,641	9,894
[1]	American Honda Finance Corp.	5.250%	7/7/26	12,400	12,466
[1]	American Honda Finance Corp.	1.300%	9/9/26	7,556	6,837
[1]	American Honda Finance Corp.	2.300%	9/9/26	10,849	10,097
[1]	American Honda Finance Corp.	2.350%	1/8/27	25,892	23,897
[1]	American Honda Finance Corp.	2.000%	3/24/28	17,212	15,178
[1]	American Honda Finance Corp.	5.125%	7/7/28	20,573	20,641
	American Honda Finance Corp.	5.650%	11/15/28	8,000	8,182
	Aptiv plc	2.396%	2/18/25	12,442	11,967
	AutoNation Inc.	4.500%	10/1/25	9,997	9,738
	AutoNation Inc.	3.800%	11/15/27	5,053	4,628
	AutoZone Inc.	3.250%	4/15/25	4,303	4,173
	AutoZone Inc.	3.625%	4/15/25	7,306	7,126
	AutoZone Inc.	3.125%	4/21/26	12,762	12,124
	AutoZone Inc.	5.050%	7/15/26	9,289	9,236
	AutoZone Inc.	3.750%	6/1/27	12,963	12,404
	AutoZone Inc.	4.500%	2/1/28	10,135	9,883
	AutoZone Inc.	6.250%	11/1/28	6,000	6,240
	Block Financial LLC	5.250%	10/1/25	6,791	6,707
	BorgWarner Inc.	2.650%	7/1/27	22,121	20,094
	Darden Restaurants Inc.	3.850%	5/1/27	8,458	8,078
	DR Horton Inc.	2.600%	10/15/25	16,944	16,058
	DR Horton Inc.	1.300%	10/15/26	10,223	9,129
	DR Horton Inc.	1.400%	10/15/27	6,068	5,289
	eBay Inc.	1.900%	3/11/25	22,325	21,310
	eBay Inc.	5.900%	11/22/25	3,820	3,855
	eBay Inc.	1.400%	5/10/26	19,258	17,563
	eBay Inc.	3.600%	6/5/27	7,687	7,331
	eBay Inc.	5.950%	11/22/27	3,639	3,748
	Ford Motor Credit Co. LLC	5.125%	6/16/25	5,030	4,918
	Ford Motor Credit Co. LLC	3.375%	11/13/25	20,550	19,361
	Ford Motor Credit Co. LLC	4.542%	8/1/26	18,357	17,462
	Ford Motor Credit Co. LLC	2.700%	8/10/26	26,653	24,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	4.271%	1/9/27	25,212	23,681
	Ford Motor Credit Co. LLC	4.950%	5/28/27	19,489	18,597
	Ford Motor Credit Co. LLC	4.125%	8/17/27	28,516	26,353
	Ford Motor Credit Co. LLC	3.815%	11/2/27	33,393	30,356
	Ford Motor Credit Co. LLC	7.350%	11/4/27	15,094	15,529
	Ford Motor Credit Co. LLC	2.900%	2/16/28	25,747	22,494
	Ford Motor Credit Co. LLC	6.800%	5/12/28	16,589	16,887
	Ford Motor Credit Co. LLC	6.798%	11/7/28	29,333	29,909
	Ford Motor Credit Co. LLC	2.900%	2/10/29	6,202	5,265
	Ford Motor Credit Co. LLC	5.113%	5/3/29	23,000	21,591
	Fortune Brands Innovations Inc.	4.000%	6/15/25	8,278	8,070
	General Motors Co.	4.000%	4/1/25	15,088	14,726
	General Motors Co.	6.125%	10/1/25	34,066	34,239
	General Motors Co.	4.200%	10/1/27	8,851	8,460
	General Motors Co.	6.800%	10/1/27	26,197	27,202
	General Motors Financial Co. Inc.	4.000%	1/15/25	7,680	7,515
	General Motors Financial Co. Inc.	2.900%	2/26/25	37,740	36,358
	General Motors Financial Co. Inc.	3.800%	4/7/25	12,488	12,140
	General Motors Financial Co. Inc.	4.350%	4/9/25	40,559	39,726
	General Motors Financial Co. Inc.	2.750%	6/20/25	28,516	27,192
	General Motors Financial Co. Inc.	4.300%	7/13/25	6,213	6,063
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,251	9,339
	General Motors Financial Co. Inc.	5.250%	3/1/26	13,675	13,518
	General Motors Financial Co. Inc.	5.400%	4/6/26	20,692	20,606
	General Motors Financial Co. Inc.	1.500%	6/10/26	2,630	2,371
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,269	9,799
	General Motors Financial Co. Inc.	4.350%	1/17/27	45,079	43,361
	General Motors Financial Co. Inc.	2.350%	2/26/27	15,687	14,156
	General Motors Financial Co. Inc.	5.000%	4/9/27	48,921	48,043
	General Motors Financial Co. Inc.	2.700%	8/20/27	3,347	3,013
	General Motors Financial Co. Inc.	6.000%	1/9/28	22,975	23,300
	General Motors Financial Co. Inc.	5.800%	6/23/28	59,730	59,749
	General Motors Financial Co. Inc.	2.400%	10/15/28	5,652	4,845
	Genuine Parts Co.	1.750%	2/1/25	8,796	8,415
	GXO Logistics Inc.	1.650%	7/15/26	6,629	5,930
	Harley-Davidson Inc.	3.500%	7/28/25	8,770	8,424
	Hasbro Inc.	3.550%	11/19/26	15,019	14,034
	Home Depot Inc.	2.700%	4/15/25	768	744
	Home Depot Inc.	3.350%	9/15/25	13,374	13,027
	Home Depot Inc.	4.000%	9/15/25	7,470	7,347
	Home Depot Inc.	3.000%	4/1/26	24,550	23,559
	Home Depot Inc.	2.125%	9/15/26	16,516	15,373
	Home Depot Inc.	2.500%	4/15/27	39,383	36,596
	Home Depot Inc.	2.875%	4/15/27	14,370	13,508
	Home Depot Inc.	2.800%	9/14/27	29,536	27,551
	Home Depot Inc.	1.500%	9/15/28	10,010	8,638
[3]	Home Depot Inc.	4.900%	4/15/29	7,000	7,014
	Honda Motor Co. Ltd.	2.271%	3/10/25	20,176	19,436
	Honda Motor Co. Ltd.	2.534%	3/10/27	32,724	30,264
	Hyatt Hotels Corp.	5.375%	4/23/25	12,395	12,331
	Hyatt Hotels Corp.	4.850%	3/15/26	13,391	13,165
	Hyatt Hotels Corp.	5.750%	1/30/27	3,816	3,864
	Hyatt Hotels Corp.	4.375%	9/15/28	5,000	4,754
	JD.com Inc.	3.875%	4/29/26	8,743	8,438
	Leggett & Platt Inc.	3.500%	11/15/27	6,879	6,359
	Leland Stanford Junior University	1.289%	6/1/27	7,504	6,671
	Lennar Corp.	4.750%	5/30/25	2,701	2,664
	Lennar Corp.	5.250%	6/1/26	4,690	4,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lennar Corp.	5.000%	6/15/27	4,259	4,194
	Lennar Corp.	4.750%	11/29/27	10,481	10,264
	Lowe's Cos. Inc.	4.000%	4/15/25	6,764	6,633
	Lowe's Cos. Inc.	4.400%	9/8/25	19,311	19,038
	Lowe's Cos. Inc.	3.375%	9/15/25	12,495	12,072
	Lowe's Cos. Inc.	2.500%	4/15/26	8,502	8,004
	Lowe's Cos. Inc.	3.350%	4/1/27	20,224	19,190
	Lowe's Cos. Inc.	3.100%	5/3/27	40,646	38,275
	Lowe's Cos. Inc.	1.300%	4/15/28	16,090	13,813
	Lowe's Cos. Inc.	1.700%	9/15/28	18,010	15,510
	Magna International Inc.	4.150%	10/1/25	3,545	3,478
	Marriott International Inc.	3.750%	3/15/25	5,944	5,806
[1]	Marriott International Inc.	5.750%	5/1/25	6,615	6,625
	Marriott International Inc.	3.750%	10/1/25	6,073	5,874
[1]	Marriott International Inc.	3.125%	6/15/26	7,119	6,733
	Marriott International Inc.	5.000%	10/15/27	18,880	18,781
[1]	Marriott International Inc.	4.000%	4/15/28	10,915	10,294
	Marriott International Inc.	5.550%	10/15/28	7,335	7,390
	Masco Corp.	3.500%	11/15/27	6,008	5,582
	Masco Corp.	1.500%	2/15/28	5,323	4,543
[1]	McDonald's Corp.	3.375%	5/26/25	15,315	14,912
[1]	McDonald's Corp.	3.300%	7/1/25	21,854	21,213
[1]	McDonald's Corp.	1.450%	9/1/25	4,663	4,370
[1]	McDonald's Corp.	3.700%	1/30/26	34,351	33,386
[1]	McDonald's Corp.	3.500%	3/1/27	15,395	14,744
[1]	McDonald's Corp.	3.500%	7/1/27	13,515	12,868
[1]	McDonald's Corp.	3.800%	4/1/28	15,700	15,019
	McDonald's Corp.	4.800%	8/14/28	9,145	9,120
[2]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	5,000	4,940
	Mohawk Industries Inc.	5.850%	9/18/28	11,100	11,244
	NIKE Inc.	2.375%	11/1/26	19,178	17,981
	NIKE Inc.	2.750%	3/27/27	33,736	31,709
	O'Reilly Automotive Inc.	3.550%	3/15/26	17,237	16,596
	O'Reilly Automotive Inc.	5.750%	11/20/26	2,500	2,529
	O'Reilly Automotive Inc.	3.600%	9/1/27	16,562	15,715
	Owens Corning	4.200%	12/1/24	7,116	6,996
	Owens Corning	3.400%	8/15/26	6,275	5,949
	PulteGroup Inc.	5.500%	3/1/26	10,420	10,434
	PulteGroup Inc.	5.000%	1/15/27	5,904	5,862
	PVH Corp.	4.625%	7/10/25	5,322	5,189
	Ralph Lauren Corp.	3.750%	9/15/25	7,154	6,954
	Ross Stores Inc.	4.600%	4/15/25	11,412	11,271
	Ross Stores Inc.	0.875%	4/15/26	4,484	4,035
	Sands China Ltd.	5.375%	8/8/25	29,090	28,422
	Sands China Ltd.	4.300%	1/8/26	13,490	12,779
	Sands China Ltd.	2.550%	3/8/27	10,873	9,546
	Sands China Ltd.	5.650%	8/8/28	32,085	30,714
	Snap-on Inc.	3.250%	3/1/27	3,331	3,169
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,513	5,269
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	14,624	11,851
	Starbucks Corp.	3.800%	8/15/25	28,858	28,148
	Starbucks Corp.	4.750%	2/15/26	14,583	14,493
	Starbucks Corp.	2.450%	6/15/26	10,704	10,058
	Starbucks Corp.	2.000%	3/12/27	5,043	4,599
	Starbucks Corp.	3.500%	3/1/28	10,876	10,259
	Tapestry Inc.	7.050%	11/27/25	2,000	2,025
	Tapestry Inc.	7.000%	11/27/26	2,500	2,528
[1]	Tapestry Inc.	4.125%	7/15/27	7,306	6,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tapestry Inc.	7.350%	11/27/28	21,211	21,380
	TJX Cos. Inc.	2.250%	9/15/26	12,249	11,430
	Toll Brothers Finance Corp.	4.875%	11/15/25	8,835	8,703
	Toll Brothers Finance Corp.	4.350%	2/15/28	8,165	7,766
	Toyota Motor Corp.	1.339%	3/25/26	5,745	5,290
	Toyota Motor Corp.	5.275%	7/13/26	8,245	8,319
	Toyota Motor Corp.	5.118%	7/13/28	9,220	9,357
	Toyota Motor Corp.	2.760%	7/2/29	7,438	6,719
	Toyota Motor Credit Corp.	3.350%	1/8/24	7,691	7,671
	Toyota Motor Credit Corp.	4.800%	1/10/25	15,584	15,520
[1]	Toyota Motor Credit Corp.	1.450%	1/13/25	14,090	13,520
[1]	Toyota Motor Credit Corp.	1.800%	2/13/25	44,288	42,538
[1]	Toyota Motor Credit Corp.	3.000%	4/1/25	32,226	31,316
[1]	Toyota Motor Credit Corp.	3.400%	4/14/25	17,250	16,828
	Toyota Motor Credit Corp.	3.950%	6/30/25	14,559	14,288
	Toyota Motor Credit Corp.	5.600%	9/11/25	13,087	13,200
[1]	Toyota Motor Credit Corp.	0.800%	10/16/25	15,291	14,151
[1]	Toyota Motor Credit Corp.	0.800%	1/9/26	8,556	7,844
	Toyota Motor Credit Corp.	4.450%	5/18/26	15,244	15,060
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	28,320	25,746
[1]	Toyota Motor Credit Corp.	5.000%	8/14/26	5,355	5,348
	Toyota Motor Credit Corp.	5.400%	11/20/26	14,000	14,146
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	29,363	27,864
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	14,035	12,793
[1]	Toyota Motor Credit Corp.	3.050%	3/22/27	11,144	10,505
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,170	8,021
[1]	Toyota Motor Credit Corp.	4.550%	9/20/27	24,384	24,121
	Toyota Motor Credit Corp.	5.450%	11/10/27	16,956	17,294
	Toyota Motor Credit Corp.	4.625%	1/12/28	3,498	3,465
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	14,113	12,493
[1]	Toyota Motor Credit Corp.	5.250%	9/11/28	12,995	13,155
	VF Corp.	2.400%	4/23/25	7,983	7,550
	VF Corp.	2.800%	4/23/27	9,257	8,308
	Whirlpool Corp.	3.700%	5/1/25	5,395	5,256
[1]	Yale University	0.873%	4/15/25	10,331	9,762
					2,924,446
Consumer Staples (5.4%)
	Altria Group Inc.	2.350%	5/6/25	14,389	13,773
	Altria Group Inc.	4.400%	2/14/26	15,197	14,925
	Altria Group Inc.	2.625%	9/16/26	6,496	6,052
[1]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	50,771	49,453
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	50,895	49,323
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	10,725	10,702
	Archer-Daniels-Midland Co.	2.500%	8/11/26	14,994	14,140
	Avery Dennison Corp.	4.875%	12/6/28	10,242	10,134
	BAT Capital Corp.	2.789%	9/6/24	8,029	7,843
	BAT Capital Corp.	3.215%	9/6/26	17,910	16,876
	BAT Capital Corp.	4.700%	4/2/27	14,231	13,890
	BAT Capital Corp.	3.557%	8/15/27	16,701	15,640
	BAT Capital Corp.	2.259%	3/25/28	37,136	32,535
	BAT International Finance plc	1.668%	3/25/26	32,771	30,045
	BAT International Finance plc	4.448%	3/16/28	19,659	18,863
	BAT International Finance plc	5.931%	2/2/29	2,125	2,158
	Brown-Forman Corp.	3.500%	4/15/25	5,081	4,956
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	9,524	8,925
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	21,676	20,581
	Campbell Soup Co.	3.950%	3/15/25	22,987	22,493
	Campbell Soup Co.	3.300%	3/19/25	7,486	7,260

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Campbell Soup Co.	4.150%	3/15/28	24,153	23,216
Church & Dwight Co. Inc.	3.150%	8/1/27	8,160	7,655
Clorox Co.	3.100%	10/1/27	6,491	6,021
Clorox Co.	4.400%	5/1/29	7,183	6,938
Coca-Cola Co.	3.375%	3/25/27	22,834	22,025
Coca-Cola Co.	2.900%	5/25/27	6,089	5,734
Coca-Cola Co.	1.450%	6/1/27	34,398	30,882
Coca-Cola Consolidated Inc.	3.800%	11/25/25	7,340	7,138
Colgate-Palmolive Co.	4.800%	3/2/26	10,172	10,211
Colgate-Palmolive Co.	3.100%	8/15/27	17,207	16,361
Colgate-Palmolive Co.	4.600%	3/1/28	7,855	7,924
Conagra Brands Inc.	4.600%	11/1/25	26,124	25,628
Conagra Brands Inc.	1.375%	11/1/27	9,510	8,174
Conagra Brands Inc.	4.850%	11/1/28	10,000	9,731
Constellation Brands Inc.	4.400%	11/15/25	14,269	13,987
Constellation Brands Inc.	4.750%	12/1/25	10,281	10,164
Constellation Brands Inc.	5.000%	2/2/26	4,451	4,439
Constellation Brands Inc.	3.700%	12/6/26	8,461	8,126
Constellation Brands Inc.	3.500%	5/9/27	20,953	19,873
Constellation Brands Inc.	4.350%	5/9/27	10,746	10,485
Constellation Brands Inc.	3.600%	2/15/28	5,029	4,725
Constellation Brands Inc.	4.650%	11/15/28	18,970	18,544
Costco Wholesale Corp.	3.000%	5/18/27	15,688	14,842
Costco Wholesale Corp.	1.375%	6/20/27	35,199	31,322
Diageo Capital plc	1.375%	9/29/25	16,623	15,558
Diageo Capital plc	5.300%	10/24/27	20,402	20,683
Diageo Capital plc	3.875%	5/18/28	4,285	4,113
Diageo Capital plc	2.375%	10/24/29	5,000	4,346
Dollar General Corp.	4.150%	11/1/25	9,046	8,819
Dollar General Corp.	3.875%	4/15/27	13,053	12,465
Dollar General Corp.	4.625%	11/1/27	14,143	13,836
Dollar General Corp.	4.125%	5/1/28	10,228	9,763
Dollar General Corp.	5.200%	7/5/28	5,611	5,564
Dollar Tree Inc.	4.000%	5/15/25	12,916	12,584
Dollar Tree Inc.	4.200%	5/15/28	22,034	20,951
Estee Lauder Cos. Inc.	2.000%	12/1/24	15,557	15,030
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,332	6,940
Estee Lauder Cos. Inc.	4.375%	5/15/28	8,245	8,045
Flowers Foods Inc.	3.500%	10/1/26	6,351	6,025
General Mills Inc.	4.000%	4/17/25	16,442	16,130
General Mills Inc.	3.200%	2/10/27	16,847	15,901
General Mills Inc.	4.200%	4/17/28	30,182	29,210
Haleon UK Capital plc	3.125%	3/24/25	23,196	22,462
Haleon US Capital LLC	3.375%	3/24/27	30,871	29,177
Haleon US Capital LLC	3.375%	3/24/29	5,678	5,202
Hershey Co.	0.900%	6/1/25	4,259	4,000
Hershey Co.	3.200%	8/21/25	2,490	2,420
Hershey Co.	2.300%	8/15/26	3,304	3,104
Hershey Co.	4.250%	5/4/28	5,516	5,432
Hormel Foods Corp.	1.700%	6/3/28	11,381	10,011
Ingredion Inc.	3.200%	10/1/26	8,424	7,985
J M Smucker Co.	3.500%	3/15/25	10,359	10,103
J M Smucker Co.	3.375%	12/15/27	4,702	4,395
J M Smucker Co.	5.900%	11/15/28	5,010	5,132
JBS USA LUX SA	2.500%	1/15/27	21,157	19,039
JBS USA LUX SA	5.125%	2/1/28	11,969	11,619
Kellanova	2.650%	12/1/23	12,172	12,172
Kellanova	3.250%	4/1/26	5,450	5,215

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kellanova	4.300%	5/15/28	7,014	6,770
Kenvue Inc.	5.500%	3/22/25	13,240	13,274
Kenvue Inc.	5.350%	3/22/26	9,685	9,761
Kenvue Inc.	5.050%	3/22/28	25,240	25,408
Keurig Dr Pepper Inc.	3.130%	12/15/23	8,800	8,793
Keurig Dr Pepper Inc.	4.417%	5/25/25	3,065	3,016
Keurig Dr Pepper Inc.	3.400%	11/15/25	9,787	9,423
Keurig Dr Pepper Inc.	2.550%	9/15/26	7,487	6,975
Keurig Dr Pepper Inc.	3.430%	6/15/27	3,533	3,336
Keurig Dr Pepper Inc.	4.597%	5/25/28	25,114	24,604
Kimberly-Clark Corp.	3.050%	8/15/25	4,910	4,745
Kimberly-Clark Corp.	2.750%	2/15/26	2,644	2,527
Kraft Heinz Foods Co.	3.000%	6/1/26	33,758	32,052
Kraft Heinz Foods Co.	3.875%	5/15/27	30,973	29,763
Kroger Co.	3.500%	2/1/26	4,520	4,353
Kroger Co.	2.650%	10/15/26	21,734	20,256
Kroger Co.	3.700%	8/1/27	3,573	3,395
McCormick & Co. Inc.	0.900%	2/15/26	2,685	2,443
McCormick & Co. Inc.	3.400%	8/15/27	14,273	13,448
Mead Johnson Nutrition Co.	4.125%	11/15/25	23,049	22,628
Molson Coors Beverage Co.	3.000%	7/15/26	21,244	20,128
Mondelez International Inc.	1.500%	5/4/25	10,522	9,954
Mondelez International Inc.	2.625%	3/17/27	7,192	6,679
Mondelez International Inc.	4.125%	5/7/28	366	354
PepsiCo Inc.	2.250%	3/19/25	21,788	21,016
PepsiCo Inc.	2.750%	4/30/25	25,893	25,086
PepsiCo Inc.	3.500%	7/17/25	13,136	12,838
PepsiCo Inc.	5.250%	11/10/25	8,085	8,139
PepsiCo Inc.	2.850%	2/24/26	21,114	20,227
PepsiCo Inc.	2.375%	10/6/26	17,414	16,350
PepsiCo Inc.	5.125%	11/10/26	5,585	5,639
PepsiCo Inc.	2.625%	3/19/27	17,971	16,838
PepsiCo Inc.	3.000%	10/15/27	23,146	21,825
PepsiCo Inc.	3.600%	2/18/28	7,837	7,516
PepsiCo Inc.	4.450%	5/15/28	2,876	2,877
Philip Morris International Inc.	2.875%	5/1/24	16,532	16,336
Philip Morris International Inc.	1.500%	5/1/25	9,033	8,569
Philip Morris International Inc.	3.375%	8/11/25	14,518	14,056
Philip Morris International Inc.	5.000%	11/17/25	9,155	9,119
Philip Morris International Inc.	4.875%	2/13/26	12,803	12,719
Philip Morris International Inc.	2.750%	2/25/26	15,548	14,750
Philip Morris International Inc.	0.875%	5/1/26	14,850	13,408
Philip Morris International Inc.	5.125%	11/17/27	43,832	43,880
Philip Morris International Inc.	4.875%	2/15/28	42,379	41,926
Procter & Gamble Co.	0.550%	10/29/25	21,957	20,319
Procter & Gamble Co.	2.700%	2/2/26	10,669	10,221
Procter & Gamble Co.	2.450%	11/3/26	23,278	22,043
Procter & Gamble Co.	1.900%	2/1/27	11,386	10,482
Procter & Gamble Co.	2.800%	3/25/27	9,684	9,132
Procter & Gamble Co.	2.850%	8/11/27	11,268	10,622
Procter & Gamble Co.	3.950%	1/26/28	9,525	9,314
Reynolds American Inc.	4.450%	6/12/25	32,051	31,520
Sysco Corp.	3.750%	10/1/25	17,060	16,554
Sysco Corp.	3.300%	7/15/26	22,893	21,782
Sysco Corp.	3.250%	7/15/27	6,940	6,476
Sysco Corp.	5.750%	1/17/29	10,000	10,194
Target Corp.	2.250%	4/15/25	16,240	15,623
Target Corp.	2.500%	4/15/26	7,829	7,458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	1.950%	1/15/27	31,751	29,206
	Tyson Foods Inc.	4.000%	3/1/26	5,461	5,306
	Tyson Foods Inc.	3.550%	6/2/27	26,445	24,906
	Unilever Capital Corp.	2.600%	5/5/24	10,248	10,116
	Unilever Capital Corp.	3.375%	3/22/25	2,696	2,634
	Unilever Capital Corp.	3.100%	7/30/25	4,204	4,079
	Unilever Capital Corp.	2.000%	7/28/26	12,430	11,554
	Unilever Capital Corp.	2.900%	5/5/27	13,261	12,443
	Unilever Capital Corp.	3.500%	3/22/28	12,128	11,537
	Unilever Capital Corp.	4.875%	9/8/28	17,400	17,500
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	21,779	20,580
	Walmart Inc.	2.650%	12/15/24	6,583	6,406
	Walmart Inc.	3.550%	6/26/25	16,762	16,425
	Walmart Inc.	3.900%	9/9/25	25,846	25,434
	Walmart Inc.	4.000%	4/15/26	8,409	8,281
	Walmart Inc.	3.050%	7/8/26	14,171	13,590
	Walmart Inc.	1.050%	9/17/26	28,239	25,673
	Walmart Inc.	3.950%	9/9/27	23,276	22,841
	Walmart Inc.	3.900%	4/15/28	12,499	12,166
	Walmart Inc.	3.700%	6/26/28	25,547	24,768
	Walmart Inc.	1.500%	9/22/28	21,439	18,690
					2,221,217
Energy (5.4%)
	Apache Corp.	4.375%	10/15/28	3,785	3,491
	Baker Hughes Holdings LLC	2.061%	12/15/26	10,104	9,246
	Baker Hughes Holdings LLC	3.337%	12/15/27	22,766	21,352
	Boardwalk Pipelines LP	4.950%	12/15/24	4,437	4,389
	Boardwalk Pipelines LP	5.950%	6/1/26	7,727	7,764
	Boardwalk Pipelines LP	4.450%	7/15/27	3,864	3,708
	BP Capital Markets America Inc.	3.796%	9/21/25	15,565	15,266
	BP Capital Markets America Inc.	3.410%	2/11/26	23,951	23,174
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	25,823	24,724
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	11,530	10,905
	BP Capital Markets America Inc.	3.543%	4/6/27	15,969	15,295
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	16,611	15,927
	BP Capital Markets America Inc.	3.937%	9/21/28	16,340	15,713
	BP Capital Markets America Inc.	4.234%	11/6/28	21,572	20,972
	BP Capital Markets plc	3.279%	9/19/27	13,686	12,984
	BP Capital Markets plc	3.723%	11/28/28	10,399	9,868
	Canadian Natural Resources Ltd.	3.900%	2/1/25	7,169	7,015
	Canadian Natural Resources Ltd.	2.050%	7/15/25	15,086	14,243
	Canadian Natural Resources Ltd.	3.850%	6/1/27	27,419	26,089
	Cenovus Energy Inc.	4.250%	4/15/27	14,080	13,529
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	34,841	34,842
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	16,528	16,384
	Cheniere Energy Inc.	4.625%	10/15/28	24,908	23,713
	Chevron Corp.	1.554%	5/11/25	45,655	43,448
	Chevron Corp.	3.326%	11/17/25	15,615	15,150
	Chevron Corp.	2.954%	5/16/26	28,677	27,474
	Chevron Corp.	1.995%	5/11/27	16,876	15,450
	Chevron USA Inc.	0.687%	8/12/25	21,132	19,677
	Chevron USA Inc.	1.018%	8/12/27	8,339	7,311
	Chevron USA Inc.	3.850%	1/15/28	6,450	6,266
	Columbia Pipeline Group Inc.	4.500%	6/1/25	16,437	16,152
	ConocoPhillips Co.	2.400%	3/7/25	1,843	1,779
	Continental Resources Inc.	4.375%	1/15/28	21,015	19,895
	Coterra Energy Inc.	3.900%	5/15/27	26,059	24,832
	DCP Midstream Operating LP	5.375%	7/15/25	3,741	3,734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DCP Midstream Operating LP	5.625%	7/15/27	9,785	9,874
	Devon Energy Corp.	5.850%	12/15/25	13,387	13,422
	Diamondback Energy Inc.	3.250%	12/1/26	12,684	12,043
[1]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	3,581	3,484
	Enbridge Energy Partners LP	5.875%	10/15/25	8,246	8,275
	Enbridge Inc.	2.500%	1/15/25	7,319	7,070
	Enbridge Inc.	2.500%	2/14/25	4,495	4,329
	Enbridge Inc.	1.600%	10/4/26	4,816	4,352
	Enbridge Inc.	5.900%	11/15/26	12,144	12,355
	Enbridge Inc.	4.250%	12/1/26	21,909	21,312
	Enbridge Inc.	3.700%	7/15/27	5,488	5,220
	Enbridge Inc.	6.000%	11/15/28	12,110	12,451
	Energy Transfer LP	4.050%	3/15/25	25,747	25,256
	Energy Transfer LP	2.900%	5/15/25	24,815	23,862
	Energy Transfer LP	5.950%	12/1/25	3,548	3,560
	Energy Transfer LP	4.750%	1/15/26	12,188	11,983
	Energy Transfer LP	3.900%	7/15/26	6,472	6,217
	Energy Transfer LP	4.400%	3/15/27	19,483	18,744
	Energy Transfer LP	4.200%	4/15/27	17,815	17,044
[1]	Energy Transfer LP	5.500%	6/1/27	24,939	24,916
	Energy Transfer LP	4.000%	10/1/27	4,233	4,000
	Energy Transfer LP	5.550%	2/15/28	19,549	19,634
	Energy Transfer LP	4.950%	5/15/28	12,501	12,181
	Energy Transfer LP	4.950%	6/15/28	11,282	11,020
	Enterprise Products Operating LLC	3.750%	2/15/25	34,330	33,686
	Enterprise Products Operating LLC	5.050%	1/10/26	2,941	2,944
	Enterprise Products Operating LLC	3.700%	2/15/26	21,566	20,971
	Enterprise Products Operating LLC	3.950%	2/15/27	14,470	14,028
	Enterprise Products Operating LLC	4.150%	10/16/28	10,690	10,325
	Enterprise Products Operating LLC	3.125%	7/31/29	1,883	1,705
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	18,826	17,262
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	11,375	9,872
	EOG Resources Inc.	3.150%	4/1/25	11,452	11,131
	EOG Resources Inc.	4.150%	1/15/26	17,888	17,533
	EQT Corp.	6.125%	2/1/25	10,695	10,709
	EQT Corp.	3.900%	10/1/27	19,298	18,218
	EQT Corp.	5.700%	4/1/28	5,465	5,483
	Exxon Mobil Corp.	2.709%	3/6/25	28,711	27,876
	Exxon Mobil Corp.	2.992%	3/19/25	54,622	53,173
	Exxon Mobil Corp.	3.043%	3/1/26	43,001	41,375
	Exxon Mobil Corp.	2.275%	8/16/26	15,970	15,016
	Exxon Mobil Corp.	3.294%	3/19/27	11,430	10,959
	Halliburton Co.	3.800%	11/15/25	8,462	8,257
	Hess Corp.	4.300%	4/1/27	22,950	22,365
	HF Sinclair Corp.	5.875%	4/1/26	18,297	18,383
	Kinder Morgan Inc.	4.300%	6/1/25	21,579	21,195
	Kinder Morgan Inc.	1.750%	11/15/26	7,048	6,395
	Kinder Morgan Inc.	4.300%	3/1/28	17,113	16,484
	Magellan Midstream Partners LP	5.000%	3/1/26	16,503	16,287
	Marathon Oil Corp.	4.400%	7/15/27	18,197	17,436
	Marathon Petroleum Corp.	4.700%	5/1/25	21,670	21,417
	Marathon Petroleum Corp.	5.125%	12/15/26	14,220	14,200
	Marathon Petroleum Corp.	3.800%	4/1/28	7,158	6,697
	MPLX LP	4.875%	12/1/24	21,590	21,374
	MPLX LP	4.000%	2/15/25	4,223	4,137
	MPLX LP	4.875%	6/1/25	25,017	24,753
	MPLX LP	1.750%	3/1/26	18,826	17,357
	MPLX LP	4.125%	3/1/27	30,612	29,410

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MPLX LP	4.250%	12/1/27	2,423	2,323
MPLX LP	4.000%	3/15/28	21,593	20,396
Northwest Pipeline LLC	4.000%	4/1/27	2,328	2,251
Occidental Petroleum Corp.	5.875%	9/1/25	6,427	6,449
Occidental Petroleum Corp.	5.500%	12/1/25	7,701	7,683
Occidental Petroleum Corp.	5.550%	3/15/26	15,088	15,067
Occidental Petroleum Corp.	8.500%	7/15/27	8,102	8,744
Occidental Petroleum Corp.	6.375%	9/1/28	9,427	9,720
ONEOK Inc.	2.200%	9/15/25	3,638	3,424
ONEOK Inc.	5.850%	1/15/26	12,748	12,844
ONEOK Inc.	5.550%	11/1/26	4,778	4,814
ONEOK Inc.	4.000%	7/13/27	12,783	12,167
ONEOK Inc.	4.550%	7/15/28	11,282	10,845
ONEOK Inc.	5.650%	11/1/28	7,111	7,164
ONEOK Partners LP	4.900%	3/15/25	17,280	17,100
Ovintiv Inc.	5.375%	1/1/26	17,950	17,851
Ovintiv Inc.	5.650%	5/15/28	12,468	12,437
Patterson-UTI Energy Inc.	3.950%	2/1/28	8,600	7,867
Phillips 66	3.850%	4/9/25	11,701	11,453
Phillips 66	1.300%	2/15/26	3,726	3,424
Phillips 66	3.900%	3/15/28	16,585	15,723
Phillips 66 Co.	2.450%	12/15/24	3,251	3,144
Phillips 66 Co.	3.605%	2/15/25	12,312	12,037
Phillips 66 Co.	3.550%	10/1/26	5,405	5,162
Phillips 66 Co.	4.950%	12/1/27	13,015	12,932
Pioneer Natural Resources Co.	1.125%	1/15/26	8,898	8,174
Plains All American Pipeline LP	4.650%	10/15/25	16,059	15,741
Plains All American Pipeline LP	4.500%	12/15/26	12,722	12,379
Sabine Pass Liquefaction LLC	5.625%	3/1/25	53,432	53,386
Sabine Pass Liquefaction LLC	5.875%	6/30/26	19,736	19,926
Sabine Pass Liquefaction LLC	5.000%	3/15/27	30,951	30,677
Sabine Pass Liquefaction LLC	4.200%	3/15/28	20,655	19,740
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	7,431	6,966
Schlumberger Investment SA	3.650%	12/1/23	1	1
Schlumberger Investment SA	4.500%	5/15/28	8,736	8,643
Shell International Finance BV	3.250%	5/11/25	45,230	44,057
Shell International Finance BV	2.875%	5/10/26	30,779	29,381
Shell International Finance BV	2.500%	9/12/26	16,268	15,318
Shell International Finance BV	3.875%	11/13/28	12,838	12,334
Spectra Energy Partners LP	3.500%	3/15/25	9,163	8,905
Spectra Energy Partners LP	3.375%	10/15/26	12,781	12,089
Targa Resources Corp.	5.200%	7/1/27	4,563	4,531
Targa Resources Corp.	6.150%	3/1/29	2,020	2,065
Targa Resources Partners LP	6.500%	7/15/27	19,225	19,433
Targa Resources Partners LP	5.000%	1/15/28	12,328	11,968
TC PipeLines LP	4.375%	3/13/25	5,948	5,841
TC PipeLines LP	3.900%	5/25/27	11,173	10,576
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	2,443	2,542
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,806	5,060
TotalEnergies Capital International SA	2.434%	1/10/25	15,184	14,743
TotalEnergies Capital SA	3.883%	10/11/28	8,558	8,231
TransCanada PipeLines Ltd.	4.875%	1/15/26	22,128	21,836
TransCanada PipeLines Ltd.	4.250%	5/15/28	26,019	24,791
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	12,190	12,700
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,066	3,852
Valero Energy Corp.	2.150%	9/15/27	5,825	5,210
Valero Energy Corp.	4.350%	6/1/28	12,529	12,062
Valero Energy Partners LP	4.500%	3/15/28	15,007	14,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	3.100%	2/1/25	11,798	11,436
	Western Midstream Operating LP	4.500%	3/1/28	6,179	5,878
	Western Midstream Operating LP	4.750%	8/15/28	3,468	3,332
	Williams Cos. Inc.	3.900%	1/15/25	10,368	10,156
	Williams Cos. Inc.	4.000%	9/15/25	21,644	21,078
	Williams Cos. Inc.	5.400%	3/2/26	8,710	8,707
	Williams Cos. Inc.	3.750%	6/15/27	31,367	29,737
	Williams Cos. Inc.	5.300%	8/15/28	12,864	12,850
					2,256,567
Financials (41.7%)
[1]	Aegon Ltd.	5.500%	4/11/48	13,420	12,478
	AerCap Ireland Capital DAC	3.500%	1/15/25	25,345	24,600
	AerCap Ireland Capital DAC	6.500%	7/15/25	16,710	16,804
	AerCap Ireland Capital DAC	4.450%	10/1/25	16,077	15,624
	AerCap Ireland Capital DAC	1.750%	1/30/26	7,615	6,966
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,422	2,354
	AerCap Ireland Capital DAC	2.450%	10/29/26	87,945	80,113
	AerCap Ireland Capital DAC	6.100%	1/15/27	6,815	6,852
[2]	AerCap Ireland Capital DAC	6.450%	4/15/27	13,654	13,835
	AerCap Ireland Capital DAC	3.650%	7/21/27	22,472	20,915
	AerCap Ireland Capital DAC	3.875%	1/23/28	11,182	10,370
	AerCap Ireland Capital DAC	5.750%	6/6/28	8,770	8,741
	AerCap Ireland Capital DAC	3.000%	10/29/28	76,545	67,514
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,509	9,103
	Aflac Inc.	1.125%	3/15/26	14,294	13,023
[1]	Air Lease Corp.	2.300%	2/1/25	11,259	10,785
	Air Lease Corp.	3.250%	3/1/25	13,790	13,311
	Air Lease Corp.	3.375%	7/1/25	10,414	9,996
[1]	Air Lease Corp.	2.875%	1/15/26	20,281	19,082
[1]	Air Lease Corp.	3.750%	6/1/26	13,066	12,440
	Air Lease Corp.	1.875%	8/15/26	25,871	23,403
	Air Lease Corp.	2.200%	1/15/27	8,284	7,436
	Air Lease Corp.	3.625%	4/1/27	4,399	4,119
	Air Lease Corp.	3.625%	12/1/27	8,405	7,777
	Air Lease Corp.	5.850%	12/15/27	8,340	8,377
	Air Lease Corp.	5.300%	2/1/28	12,348	12,214
	Air Lease Corp.	2.100%	9/1/28	8,217	6,988
	Air Lease Corp.	4.625%	10/1/28	4,005	3,813
	Aircastle Ltd.	4.250%	6/15/26	14,551	13,814
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	7,730	7,464
	Allstate Corp.	0.750%	12/15/25	9,267	8,450
	Allstate Corp.	3.280%	12/15/26	3,316	3,144
	Ally Financial Inc.	4.625%	3/30/25	10,893	10,650
	Ally Financial Inc.	5.800%	5/1/25	7,262	7,207
	Ally Financial Inc.	4.750%	6/9/27	7,664	7,251
	Ally Financial Inc.	7.100%	11/15/27	16,175	16,497
	Ally Financial Inc.	2.200%	11/2/28	14,014	11,476
	Ally Financial Inc.	6.992%	6/13/29	12,895	12,954
	American Equity Investment Life Holding Co.	5.000%	6/15/27	8,228	7,765
	American Express Co.	3.625%	12/5/24	15,613	15,301
	American Express Co.	2.250%	3/4/25	44,892	43,123
	American Express Co.	3.950%	8/1/25	30,667	29,953
	American Express Co.	4.200%	11/6/25	13,852	13,580
	American Express Co.	4.990%	5/1/26	17,290	17,123
	American Express Co.	3.125%	5/20/26	3,418	3,263
	American Express Co.	6.338%	10/30/26	7,625	7,732
	American Express Co.	1.650%	11/4/26	27,094	24,560
	American Express Co.	2.550%	3/4/27	38,800	35,707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	3.300%	5/3/27	55,729	52,347
	American Express Co.	5.389%	7/28/27	16,925	16,904
	American Express Co.	5.850%	11/5/27	9,786	10,056
	American Express Co.	5.282%	7/27/29	24,680	24,569
[1]	American Express Credit Corp.	3.300%	5/3/27	3,887	3,638
	American International Group Inc.	4.200%	4/1/28	1,901	1,813
[1]	American International Group Inc.	5.750%	4/1/48	12,155	11,397
	Ameriprise Financial Inc.	3.000%	4/2/25	8,197	7,939
	Ameriprise Financial Inc.	2.875%	9/15/26	7,509	7,089
	Ameriprise Financial Inc.	5.700%	12/15/28	5,175	5,296
[1]	Aon Corp.	8.205%	1/1/27	4,851	5,139
	Aon Corp.	2.850%	5/28/27	3,164	2,932
	Aon Global Ltd.	3.875%	12/15/25	22,811	22,175
	Arch Capital Finance LLC	4.011%	12/15/26	6,064	5,814
	Ares Capital Corp.	4.250%	3/1/25	6,287	6,093
	Ares Capital Corp.	3.250%	7/15/25	22,874	21,657
	Ares Capital Corp.	3.875%	1/15/26	27,715	26,260
	Ares Capital Corp.	2.150%	7/15/26	25,461	22,804
	Ares Capital Corp.	2.875%	6/15/27	7,563	6,745
	Ares Capital Corp.	2.875%	6/15/28	25,296	21,590
	Ares Management Corp.	6.375%	11/10/28	7,000	7,155
	Assurant Inc.	4.900%	3/27/28	4,668	4,530
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	6,380	6,546
	Athene Holding Ltd.	4.125%	1/12/28	14,466	13,527
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	16,875	16,919
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	13,100	13,192
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,216	11,866
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	19,610	19,578
	AXIS Specialty Finance plc	4.000%	12/6/27	5,910	5,569
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	5,538	5,011
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	4,698	4,134
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	13,272	12,235
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	16,310	16,260
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	16,840	16,973
	Banco Santander SA	2.746%	5/28/25	46,014	43,781
	Banco Santander SA	5.147%	8/18/25	37,455	36,956
	Banco Santander SA	5.179%	11/19/25	11,965	11,694
	Banco Santander SA	1.849%	3/25/26	18,210	16,598
	Banco Santander SA	4.250%	4/11/27	16,815	15,954
	Banco Santander SA	5.294%	8/18/27	41,305	40,486
	Banco Santander SA	1.722%	9/14/27	25,993	23,045
	Banco Santander SA	6.527%	11/7/27	13,250	13,480
	Banco Santander SA	3.800%	2/23/28	9,424	8,667
	Banco Santander SA	4.175%	3/24/28	33,010	31,138
	Banco Santander SA	4.379%	4/12/28	14,170	13,282
	Banco Santander SA	5.588%	8/8/28	23,615	23,465
	Banco Santander SA	6.607%	11/7/28	20,580	21,331
[1]	Bank of America Corp.	4.000%	1/22/25	71,023	69,759
[1]	Bank of America Corp.	3.950%	4/21/25	46,148	44,995
[1]	Bank of America Corp.	3.875%	8/1/25	18,837	18,434
[1]	Bank of America Corp.	1.530%	12/6/25	33,507	31,923
[1]	Bank of America Corp.	3.366%	1/23/26	26,503	25,673
[1]	Bank of America Corp.	2.015%	2/13/26	24,521	23,351
[1]	Bank of America Corp.	4.450%	3/3/26	35,387	34,546
[1]	Bank of America Corp.	3.384%	4/2/26	50,199	48,519
[1]	Bank of America Corp.	3.500%	4/19/26	64,745	62,279
[1]	Bank of America Corp.	1.319%	6/19/26	46,007	42,843
[1]	Bank of America Corp.	4.827%	7/22/26	18,080	17,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	6.220%	9/15/26	2,284	2,334
[1]	Bank of America Corp.	4.250%	10/22/26	17,137	16,570
[1]	Bank of America Corp.	1.197%	10/24/26	38,288	35,086
	Bank of America Corp.	5.080%	1/20/27	26,025	25,739
[1]	Bank of America Corp.	1.658%	3/11/27	70,401	64,222
[1]	Bank of America Corp.	3.559%	4/23/27	54,759	52,075
	Bank of America Corp.	1.734%	7/22/27	102,979	92,985
	Bank of America Corp.	5.933%	9/15/27	11,193	11,276
[1]	Bank of America Corp.	3.248%	10/21/27	12,981	12,117
[1]	Bank of America Corp.	4.183%	11/25/27	30,060	28,691
[1]	Bank of America Corp.	3.824%	1/20/28	29,903	28,303
[1]	Bank of America Corp.	2.551%	2/4/28	30,761	28,026
[1]	Bank of America Corp.	3.705%	4/24/28	21,023	19,763
	Bank of America Corp.	4.376%	4/27/28	55,103	53,018
[1]	Bank of America Corp.	3.593%	7/21/28	38,394	35,849
[1]	Bank of America Corp.	4.948%	7/22/28	83,889	82,238
	Bank of America Corp.	6.204%	11/10/28	35,857	36,693
[1]	Bank of America Corp.	3.419%	12/20/28	102,702	94,373
[1]	Bank of America Corp.	3.970%	3/5/29	44,929	42,094
	Bank of America Corp.	5.202%	4/25/29	62,300	61,337
[1]	Bank of America Corp.	2.087%	6/14/29	46,390	39,863
[1]	Bank of America Corp.	4.271%	7/23/29	48,957	46,234
	Bank of America Corp.	5.819%	9/15/29	52,140	52,652
	Bank of America NA	5.650%	8/18/25	34,716	34,889
	Bank of America NA	5.526%	8/18/26	28,415	28,644
	Bank of Montreal	5.200%	12/12/24	8,935	8,894
[1]	Bank of Montreal	1.500%	1/10/25	28,469	27,250
[1]	Bank of Montreal	1.850%	5/1/25	41,004	38,935
[1]	Bank of Montreal	3.700%	6/7/25	28,882	28,110
	Bank of Montreal	5.920%	9/25/25	11,285	11,370
	Bank of Montreal	5.300%	6/5/26	16,545	16,526
[1]	Bank of Montreal	1.250%	9/15/26	14,343	12,827
[1]	Bank of Montreal	0.949%	1/22/27	6,223	5,661
[1]	Bank of Montreal	2.650%	3/8/27	28,339	26,196
[1]	Bank of Montreal	4.700%	9/14/27	20,415	20,022
	Bank of Montreal	5.203%	2/1/28	20,084	20,023
	Bank of Montreal	5.717%	9/25/28	23,623	23,901
[1]	Bank of Montreal	3.803%	12/15/32	14,880	13,313
[1]	Bank of New York Mellon Corp.	3.250%	9/11/24	543	533
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	20,771	20,147
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	29,834	28,339
[1]	Bank of New York Mellon Corp.	3.950%	11/18/25	9,147	8,915
[1]	Bank of New York Mellon Corp.	0.750%	1/28/26	3,372	3,069
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	22,379	21,164
[1]	Bank of New York Mellon Corp.	5.148%	5/22/26	14,679	14,581
	Bank of New York Mellon Corp.	4.414%	7/24/26	25,596	25,091
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	17,718	16,506
[1]	Bank of New York Mellon Corp.	1.050%	10/15/26	2,359	2,102
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	9,091	8,269
	Bank of New York Mellon Corp.	4.947%	4/26/27	16,545	16,360
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	25,716	24,090
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	4,623	4,313
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	39,288	37,021
[1]	Bank of New York Mellon Corp.	3.992%	6/13/28	7,099	6,756
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	10,213	8,746
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	21,004	21,382
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	8,200	7,376
	Bank of New York Mellon Corp.	4.543%	2/1/29	13,918	13,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of New York Mellon Corp.	6.317%	10/25/29	13,020	13,510
	Bank of Nova Scotia	5.250%	12/6/24	20,731	20,654
	Bank of Nova Scotia	1.450%	1/10/25	10,287	9,843
	Bank of Nova Scotia	2.200%	2/3/25	26,873	25,861
[1]	Bank of Nova Scotia	3.450%	4/11/25	38,068	36,977
	Bank of Nova Scotia	1.300%	6/11/25	15,285	14,330
	Bank of Nova Scotia	5.450%	6/12/25	28,975	28,900
	Bank of Nova Scotia	4.500%	12/16/25	25,635	24,990
	Bank of Nova Scotia	1.050%	3/2/26	3,878	3,522
	Bank of Nova Scotia	1.350%	6/24/26	24,446	22,115
	Bank of Nova Scotia	2.700%	8/3/26	31,212	29,157
	Bank of Nova Scotia	1.300%	9/15/26	16,194	14,505
	Bank of Nova Scotia	1.950%	2/2/27	11,920	10,784
	Bank of Nova Scotia	2.951%	3/11/27	5,619	5,221
	Bank of Nova Scotia	5.250%	6/12/28	10,208	10,133
	BankUnited Inc.	4.875%	11/17/25	7,996	7,724
	Barclays plc	3.650%	3/16/25	53,125	51,622
	Barclays plc	4.375%	1/12/26	40,096	38,942
[1]	Barclays plc	2.852%	5/7/26	46,931	44,728
	Barclays plc	5.200%	5/12/26	31,053	30,310
	Barclays plc	5.304%	8/9/26	23,193	22,838
	Barclays plc	7.325%	11/2/26	14,704	15,033
	Barclays plc	5.829%	5/9/27	29,250	29,070
	Barclays plc	2.279%	11/24/27	15,764	14,148
	Barclays plc	4.836%	5/9/28	37,584	35,408
	Barclays plc	5.501%	8/9/28	34,889	34,217
	Barclays plc	7.385%	11/2/28	41,586	43,332
[1]	Barclays plc	4.972%	5/16/29	23,456	22,372
	Barclays plc	6.490%	9/13/29	40,405	40,882
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	9,265	8,639
	Berkshire Hathaway Inc.	3.125%	3/15/26	47,594	45,981
	BGC Group Inc.	8.000%	5/25/28	7,650	7,780
	BlackRock Inc.	3.200%	3/15/27	6,770	6,459
	Blackstone Private Credit Fund	2.700%	1/15/25	8,800	8,425
	Blackstone Private Credit Fund	7.050%	9/29/25	10,747	10,854
	Blackstone Private Credit Fund	2.625%	12/15/26	18,692	16,457
	Blackstone Private Credit Fund	3.250%	3/15/27	26,468	23,523
[2]	Blackstone Private Credit Fund	7.300%	11/27/28	6,500	6,483
	Blackstone Secured Lending Fund	3.625%	1/15/26	15,044	14,098
	Blackstone Secured Lending Fund	2.750%	9/16/26	11,593	10,363
	Blackstone Secured Lending Fund	2.125%	2/15/27	11,480	9,934
	Blackstone Secured Lending Fund	2.850%	9/30/28	6,289	5,263
	Blue Owl Capital Corp.	4.000%	3/30/25	2,443	2,345
	Blue Owl Capital Corp.	3.750%	7/22/25	2,162	2,049
	Blue Owl Capital Corp.	4.250%	1/15/26	8,657	8,180
	Blue Owl Capital Corp.	3.400%	7/15/26	25,089	22,868
	Blue Owl Capital Corp.	2.625%	1/15/27	7,227	6,360
	Blue Owl Capital Corp.	2.875%	6/11/28	13,760	11,734
[2]	Blue Owl Capital Corp. II	8.450%	11/15/26	6,000	6,115
[1]	Blue Owl Credit Income Corp.	5.500%	3/21/25	8,456	8,255
[1]	Blue Owl Credit Income Corp.	3.125%	9/23/26	4,828	4,311
[1]	Blue Owl Credit Income Corp.	4.700%	2/8/27	8,041	7,398
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/27	12,720	12,712
[2]	Blue Owl Credit Income Corp.	7.950%	6/13/28	11,630	11,664
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	4,718	4,023
[2]	BNP Paribas SA	2.819%	11/19/25	1,160	1,124
[1]	BPCE SA	3.375%	12/2/26	3,289	3,101
	Brighthouse Financial Inc.	3.700%	6/22/27	10,189	9,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookfield Corp.	4.000%	1/15/25	8,945	8,775
	Brookfield Finance Inc.	4.250%	6/2/26	9,647	9,337
	Brookfield Finance Inc.	3.900%	1/25/28	16,418	15,424
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	17,446	16,776
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	18,549	17,974
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	16,274	16,170
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	30,097	29,327
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,693	8,738
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	3,250	3,264
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	15,000	15,239
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	19,065	17,958
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	22,945	22,513
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	10,890	11,104
	Capital One Financial Corp.	3.200%	2/5/25	24,448	23,626
	Capital One Financial Corp.	4.250%	4/30/25	4,611	4,492
	Capital One Financial Corp.	4.200%	10/29/25	26,116	25,122
	Capital One Financial Corp.	2.636%	3/3/26	11,400	10,785
	Capital One Financial Corp.	4.985%	7/24/26	10,491	10,247
	Capital One Financial Corp.	3.750%	7/28/26	26,872	25,247
	Capital One Financial Corp.	3.750%	3/9/27	29,630	27,667
	Capital One Financial Corp.	3.650%	5/11/27	38,961	36,230
	Capital One Financial Corp.	7.149%	10/29/27	8,260	8,408
	Capital One Financial Corp.	1.878%	11/2/27	28,371	24,884
	Capital One Financial Corp.	4.927%	5/10/28	27,404	26,215
	Capital One Financial Corp.	5.468%	2/1/29	36,521	35,081
	Capital One Financial Corp.	6.312%	6/8/29	13,615	13,540
[1]	Capital One NA	2.280%	1/28/26	3,082	2,927
	Cboe Global Markets Inc.	3.650%	1/12/27	11,098	10,666
	Charles Schwab Corp.	3.000%	3/10/25	10,702	10,350
	Charles Schwab Corp.	4.200%	3/24/25	6,911	6,791
	Charles Schwab Corp.	3.625%	4/1/25	9,000	8,756
	Charles Schwab Corp.	3.850%	5/21/25	20,384	19,864
	Charles Schwab Corp.	3.450%	2/13/26	11,825	11,339
	Charles Schwab Corp.	0.900%	3/11/26	11,619	10,471
	Charles Schwab Corp.	1.150%	5/13/26	27,068	24,421
	Charles Schwab Corp.	3.200%	3/2/27	3,665	3,428
	Charles Schwab Corp.	2.450%	3/3/27	34,121	31,031
	Charles Schwab Corp.	3.300%	4/1/27	8,193	7,680
	Charles Schwab Corp.	3.200%	1/25/28	15,456	14,226
	Charles Schwab Corp.	2.000%	3/20/28	18,637	16,112
	Charles Schwab Corp.	5.643%	5/19/29	23,005	22,930
	Charles Schwab Corp.	6.196%	11/17/29	18,000	18,278
	Chubb INA Holdings Inc.	3.350%	5/15/24	1	1
	Chubb INA Holdings Inc.	3.150%	3/15/25	20,863	20,279
	Chubb INA Holdings Inc.	3.350%	5/3/26	31,337	30,218
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	6,275	6,635
	Citibank NA	5.864%	9/29/25	30,803	31,089
[1,3]	Citibank NA	5.488%	12/4/26	14,355	14,438
	Citibank NA	5.803%	9/29/28	42,474	43,308
	Citigroup Inc.	3.875%	3/26/25	34,101	33,213
	Citigroup Inc.	3.300%	4/27/25	20,512	19,906
	Citigroup Inc.	4.400%	6/10/25	54,817	53,746
	Citigroup Inc.	5.500%	9/13/25	18,278	18,207
	Citigroup Inc.	3.700%	1/12/26	38,068	36,797
	Citigroup Inc.	2.014%	1/25/26	56,058	53,428
	Citigroup Inc.	4.600%	3/9/26	30,626	29,889
[1]	Citigroup Inc.	3.106%	4/8/26	71,100	68,556
	Citigroup Inc.	3.400%	5/1/26	25,181	24,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.610%	9/29/26	53,527	53,476
	Citigroup Inc.	3.200%	10/21/26	58,953	55,551
	Citigroup Inc.	4.300%	11/20/26	3,634	3,509
	Citigroup Inc.	1.122%	1/28/27	27,806	25,176
	Citigroup Inc.	1.462%	6/9/27	32,099	28,892
	Citigroup Inc.	4.450%	9/29/27	69,675	66,718
[1]	Citigroup Inc.	3.887%	1/10/28	39,344	37,446
[1]	Citigroup Inc.	3.070%	2/24/28	76,491	70,929
	Citigroup Inc.	4.658%	5/24/28	27,505	26,870
[1]	Citigroup Inc.	3.668%	7/24/28	53,673	50,275
	Citigroup Inc.	4.125%	7/25/28	28,640	26,804
[1]	Citigroup Inc.	3.520%	10/27/28	21,156	19,674
[1]	Citigroup Inc.	4.075%	4/23/29	26,843	25,258
[1]	Citizens Bank NA	2.250%	4/28/25	6,276	5,925
[1]	Citizens Bank NA	3.750%	2/18/26	3,446	3,243
	Citizens Bank NA	4.575%	8/9/28	18,360	16,940
	Citizens Financial Group Inc.	4.300%	12/3/25	4,477	4,296
	Citizens Financial Group Inc.	2.850%	7/27/26	12,638	11,524
	Citizens Financial Group Inc.	4.300%	2/11/31	2,336	1,955
	CME Group Inc.	3.000%	3/15/25	14,174	13,808
	CME Group Inc.	3.750%	6/15/28	7,220	6,928
	CNA Financial Corp.	4.500%	3/1/26	8,727	8,538
	CNA Financial Corp.	3.450%	8/15/27	8,337	7,817
	CNO Financial Group Inc.	5.250%	5/30/25	7,458	7,357
[1]	Comerica Bank	4.000%	7/27/25	1,495	1,414
	Commonwealth Bank of Australia	5.079%	1/10/25	22,260	22,227
	Commonwealth Bank of Australia	5.499%	9/12/25	14,590	14,665
	Cooperatieve Rabobank UA	1.375%	1/10/25	26,463	25,357
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	7,811	7,595
[1]	Cooperatieve Rabobank UA	5.500%	7/18/25	8,119	8,135
	Cooperatieve Rabobank UA	4.375%	8/4/25	23,725	23,021
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	33,002	31,239
	Cooperatieve Rabobank UA	5.500%	10/5/26	13,715	13,845
	Corebridge Financial Inc.	3.650%	4/5/27	48,374	45,524
	Corebridge Financial Inc.	6.875%	12/15/52	16,570	15,925
	Credit Suisse AG	7.950%	1/9/25	4,580	4,670
[1]	Credit Suisse AG	3.700%	2/21/25	11,191	10,862
	Credit Suisse AG	2.950%	4/9/25	18,754	17,989
	Credit Suisse AG	1.250%	8/7/26	18,362	16,324
	Credit Suisse AG	5.000%	7/9/27	30,237	29,633
	Credit Suisse AG	7.500%	2/15/28	47,470	50,747
	Deutsche Bank AG	4.500%	4/1/25	30,231	29,317
	Deutsche Bank AG	4.100%	1/13/26	5,266	5,086
[1]	Deutsche Bank AG	4.100%	1/13/26	11,558	11,083
	Deutsche Bank AG	1.686%	3/19/26	13,435	12,314
	Deutsche Bank AG	6.119%	7/14/26	32,551	32,348
	Deutsche Bank AG	2.129%	11/24/26	19,577	17,958
	Deutsche Bank AG	7.146%	7/13/27	20,970	21,392
	Deutsche Bank AG	5.371%	9/9/27	6,365	6,326
	Deutsche Bank AG	2.311%	11/16/27	29,427	26,329
	Deutsche Bank AG	2.552%	1/7/28	22,111	19,748
	Deutsche Bank AG	6.720%	1/18/29	25,432	25,883
	Deutsche Bank AG	6.819%	11/20/29	19,730	20,097
	Deutsche Bank AG	4.875%	12/1/32	19,918	17,502
[1]	Discover Bank	4.250%	3/13/26	3,575	3,401
[1]	Discover Bank	3.450%	7/27/26	26,914	24,797
[1]	Discover Bank	4.650%	9/13/28	11,806	10,761
	Discover Financial Services	3.750%	3/4/25	7,443	7,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discover Financial Services	4.500%	1/30/26	12,303	11,893
	Discover Financial Services	4.100%	2/9/27	20,260	18,844
	Eaton Vance Corp.	3.500%	4/6/27	2,780	2,639
	Enstar Finance LLC	5.750%	9/1/40	949	883
	Enstar Finance LLC	5.500%	1/15/42	10,834	8,906
	Enstar Group Ltd.	4.950%	6/1/29	1,714	1,625
	Equitable Holdings Inc.	4.350%	4/20/28	28,624	27,198
	F&G Annuities & Life Inc.	7.400%	1/13/28	8,210	8,308
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	10,140	9,861
	Fidelity National Financial Inc.	4.500%	8/15/28	4,428	4,187
	Fifth Third Bancorp	2.375%	1/28/25	11,632	11,179
	Fifth Third Bancorp	2.550%	5/5/27	16,442	14,834
	Fifth Third Bancorp	1.707%	11/1/27	8,057	7,107
	Fifth Third Bancorp	4.055%	4/25/28	5,041	4,711
	Fifth Third Bancorp	6.361%	10/27/28	28,595	28,777
	Fifth Third Bancorp	6.339%	7/27/29	21,663	21,895
[1]	Fifth Third Bank NA	3.950%	7/28/25	9,617	9,318
[1]	Fifth Third Bank NA	3.850%	3/15/26	13,371	12,642
[1]	Fifth Third Bank NA	2.250%	2/1/27	9,622	8,652
	First Horizon Corp.	4.000%	5/26/25	3,541	3,376
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,450	6,452
	Franklin Resources Inc.	2.850%	3/30/25	5,679	5,487
	FS KKR Capital Corp.	4.125%	2/1/25	5,081	4,926
	FS KKR Capital Corp.	3.400%	1/15/26	33,491	31,178
	FS KKR Capital Corp.	2.625%	1/15/27	7,234	6,311
	FS KKR Capital Corp.	3.125%	10/12/28	5,255	4,429
	FS KKR Capital Corp.	7.875%	1/15/29	1,435	1,460
	GATX Corp.	3.250%	3/30/25	3,895	3,765
	GATX Corp.	3.250%	9/15/26	5,148	4,837
	GATX Corp.	3.850%	3/30/27	5,141	4,849
	GATX Corp.	4.550%	11/7/28	9,684	9,190
	GE Capital Funding LLC	3.450%	5/15/25	26,003	25,234
	Global Payments Inc.	2.650%	2/15/25	24,391	23,466
	Global Payments Inc.	1.200%	3/1/26	25,911	23,469
	Global Payments Inc.	4.800%	4/1/26	20,625	20,228
	Global Payments Inc.	2.150%	1/15/27	8,635	7,798
	Global Payments Inc.	4.950%	8/15/27	7,828	7,678
	Globe Life Inc.	4.550%	9/15/28	9,801	9,420
	Goldman Sachs BDC Inc.	3.750%	2/10/25	5,320	5,171
	Goldman Sachs BDC Inc.	2.875%	1/15/26	5,943	5,560
	Goldman Sachs Group Inc.	3.500%	1/23/25	51,025	49,764
	Goldman Sachs Group Inc.	3.500%	4/1/25	74,851	72,680
	Goldman Sachs Group Inc.	3.750%	5/22/25	35,626	34,690
	Goldman Sachs Group Inc.	4.250%	10/21/25	34,583	33,696
	Goldman Sachs Group Inc.	0.855%	2/12/26	14,690	13,795
	Goldman Sachs Group Inc.	3.750%	2/25/26	36,649	35,370
	Goldman Sachs Group Inc.	5.798%	8/10/26	25,464	25,494
	Goldman Sachs Group Inc.	3.500%	11/16/26	43,033	41,060
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	27,783	25,246
	Goldman Sachs Group Inc.	5.950%	1/15/27	5,816	5,926
	Goldman Sachs Group Inc.	3.850%	1/26/27	48,669	46,739
	Goldman Sachs Group Inc.	1.431%	3/9/27	41,013	37,192
	Goldman Sachs Group Inc.	4.387%	6/15/27	13,978	13,543
	Goldman Sachs Group Inc.	1.542%	9/10/27	37,047	33,021
	Goldman Sachs Group Inc.	1.948%	10/21/27	79,599	71,472
	Goldman Sachs Group Inc.	2.640%	2/24/28	77,278	70,367
	Goldman Sachs Group Inc.	3.615%	3/15/28	64,135	60,350
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	43,013	40,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	4.482%	8/23/28	40,919	39,466
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	30,609	28,450
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	49,152	46,423
	Goldman Sachs Group Inc.	6.484%	10/24/29	24,540	25,413
	Golub Capital BDC Inc.	2.500%	8/24/26	13,819	12,286
	Golub Capital BDC Inc.	2.050%	2/15/27	5,290	4,569
[3]	Golub Capital BDC Inc.	7.050%	12/5/28	4,000	3,952
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,631	3,529
	Hercules Capital Inc.	2.625%	9/16/26	3,306	2,917
	HSBC Holdings plc	4.250%	8/18/25	24,572	23,856
	HSBC Holdings plc	4.180%	12/9/25	22,512	22,056
	HSBC Holdings plc	4.300%	3/8/26	45,137	44,017
	HSBC Holdings plc	2.999%	3/10/26	45,545	43,785
[1]	HSBC Holdings plc	1.645%	4/18/26	54,591	51,358
	HSBC Holdings plc	3.900%	5/25/26	33,008	31,721
[1]	HSBC Holdings plc	2.099%	6/4/26	56,364	53,143
[1]	HSBC Holdings plc	4.292%	9/12/26	64,415	62,435
	HSBC Holdings plc	7.336%	11/3/26	29,324	30,248
	HSBC Holdings plc	4.375%	11/23/26	18,730	18,077
	HSBC Holdings plc	1.589%	5/24/27	25,309	22,801
	HSBC Holdings plc	5.887%	8/14/27	18,915	18,949
	HSBC Holdings plc	2.251%	11/22/27	49,446	44,742
[1]	HSBC Holdings plc	4.041%	3/13/28	46,325	43,855
	HSBC Holdings plc	4.755%	6/9/28	29,168	28,221
	HSBC Holdings plc	5.210%	8/11/28	34,777	34,171
[1]	HSBC Holdings plc	2.013%	9/22/28	20,848	18,171
	HSBC Holdings plc	7.390%	11/3/28	41,824	44,164
	HSBC Holdings plc	6.161%	3/9/29	33,236	33,651
[1]	HSBC Holdings plc	4.583%	6/19/29	48,575	46,216
	HSBC Holdings plc	2.206%	8/17/29	35,675	30,297
	Huntington Bancshares Inc.	4.000%	5/15/25	11,149	10,804
	Huntington Bancshares Inc.	4.443%	8/4/28	16,950	16,106
	Huntington Bancshares Inc.	6.208%	8/21/29	18,910	18,915
	Huntington National Bank	4.552%	5/17/28	11,837	11,199
	ING Groep NV	3.869%	3/28/26	18,858	18,344
	ING Groep NV	3.950%	3/29/27	41,736	39,635
	ING Groep NV	1.726%	4/1/27	6,632	6,027
	ING Groep NV	4.017%	3/28/28	17,275	16,398
	ING Groep NV	4.550%	10/2/28	21,020	20,193
	Intercontinental Exchange Inc.	3.650%	5/23/25	29,073	28,345
	Intercontinental Exchange Inc.	3.750%	12/1/25	30,228	29,426
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,410	6,935
	Intercontinental Exchange Inc.	4.000%	9/15/27	29,241	28,215
	Intercontinental Exchange Inc.	3.750%	9/21/28	1,073	1,014
	Intercontinental Exchange Inc.	4.350%	6/15/29	6,800	6,557
	Invesco Finance plc	3.750%	1/15/26	9,598	9,267
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,313	2,273
	Jefferies Financial Group Inc.	4.850%	1/15/27	8,475	8,280
	Jefferies Financial Group Inc.	6.450%	6/8/27	10,342	10,573
	Jefferies Financial Group Inc.	5.875%	7/21/28	17,730	17,662
	JPMorgan Chase & Co.	3.875%	2/1/24	1	1
	JPMorgan Chase & Co.	3.125%	1/23/25	54,238	52,856
	JPMorgan Chase & Co.	3.900%	7/15/25	36,075	35,299
	JPMorgan Chase & Co.	1.561%	12/10/25	52,635	50,255
	JPMorgan Chase & Co.	5.546%	12/15/25	59,948	59,767
	JPMorgan Chase & Co.	2.595%	2/24/26	20,176	19,403
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	62,052	59,107
	JPMorgan Chase & Co.	3.300%	4/1/26	37,101	35,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	58,753	55,818
	JPMorgan Chase & Co.	4.080%	4/26/26	53,164	52,009
	JPMorgan Chase & Co.	3.200%	6/15/26	29,174	27,859
	JPMorgan Chase & Co.	2.950%	10/1/26	43,711	41,322
	JPMorgan Chase & Co.	7.625%	10/15/26	8,414	8,982
	JPMorgan Chase & Co.	1.045%	11/19/26	39,346	35,947
	JPMorgan Chase & Co.	4.125%	12/15/26	41,066	39,736
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	22,384	21,662
	JPMorgan Chase & Co.	1.040%	2/4/27	22,892	20,766
	JPMorgan Chase & Co.	1.578%	4/22/27	57,047	51,935
	JPMorgan Chase & Co.	8.000%	4/29/27	13,799	15,057
	JPMorgan Chase & Co.	1.470%	9/22/27	44,604	39,973
	JPMorgan Chase & Co.	4.250%	10/1/27	8,391	8,165
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	47,844	45,552
	JPMorgan Chase & Co.	2.947%	2/24/28	23,619	21,877
	JPMorgan Chase & Co.	4.323%	4/26/28	60,362	58,378
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	75,858	71,386
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	11,394	10,227
	JPMorgan Chase & Co.	4.851%	7/25/28	70,140	69,015
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	35,088	32,561
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	52,343	49,442
	JPMorgan Chase & Co.	2.069%	6/1/29	31,375	27,198
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	40,243	38,276
	JPMorgan Chase & Co.	5.299%	7/24/29	37,158	37,050
	JPMorgan Chase & Co.	6.087%	10/23/29	36,010	37,065
	Kemper Corp.	4.350%	2/15/25	8,298	8,063
[1]	KeyBank NA	3.300%	6/1/25	9,642	9,140
[1]	KeyBank NA	4.150%	8/8/25	20,046	19,127
	KeyBank NA	4.700%	1/26/26	3,225	3,087
[1]	KeyBank NA	3.400%	5/20/26	8,545	7,723
[1]	KeyBank NA	5.850%	11/15/27	11,779	11,386
[1]	KeyBank NA	4.390%	12/14/27	9,735	8,830
[1]	KeyBank NA	6.950%	2/1/28	4,760	4,658
[1]	KeyCorp	4.150%	10/29/25	8,518	8,193
[1]	KeyCorp	2.250%	4/6/27	22,495	19,569
[1]	KeyCorp	4.100%	4/30/28	12,068	11,012
	Lazard Group LLC	3.750%	2/13/25	5,784	5,623
	Lazard Group LLC	3.625%	3/1/27	10,167	9,398
	Lazard Group LLC	4.500%	9/19/28	7,650	7,263
	Legg Mason Inc.	4.750%	3/15/26	2,750	2,711
	Lincoln National Corp.	3.350%	3/9/25	2,337	2,263
	Lincoln National Corp.	3.625%	12/12/26	4,869	4,591
	Lincoln National Corp.	3.800%	3/1/28	7,250	6,758
	Lloyds Bank plc	3.500%	5/14/25	2,504	2,435
	Lloyds Banking Group plc	4.450%	5/8/25	24,480	24,018
	Lloyds Banking Group plc	4.582%	12/10/25	36,953	35,653
[1]	Lloyds Banking Group plc	2.438%	2/5/26	33,364	31,939
	Lloyds Banking Group plc	3.511%	3/18/26	6,850	6,620
	Lloyds Banking Group plc	4.650%	3/24/26	6,832	6,593
	Lloyds Banking Group plc	4.716%	8/11/26	24,025	23,499
	Lloyds Banking Group plc	3.750%	1/11/27	16,891	15,963
	Lloyds Banking Group plc	1.627%	5/11/27	7,361	6,641
	Lloyds Banking Group plc	3.750%	3/18/28	22,330	20,907
	Lloyds Banking Group plc	4.375%	3/22/28	35,844	34,005
	Lloyds Banking Group plc	4.550%	8/16/28	8,405	8,026
[1]	Lloyds Banking Group plc	3.574%	11/7/28	15,285	14,080
	Lloyds Banking Group plc	5.871%	3/6/29	40,122	40,186
	Loews Corp.	3.750%	4/1/26	8,680	8,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LPL Holdings Inc.	6.750%	11/17/28	8,000	8,186
	M&T Bank Corp.	4.553%	8/16/28	6,852	6,394
	M&T Bank Corp.	7.413%	10/30/29	11,035	11,495
	Main Street Capital Corp.	3.000%	7/14/26	10,321	9,296
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	13,339	12,843
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	10,641	10,476
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	20,859	20,082
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	12,605	11,164
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	18,364	17,256
	Manulife Financial Corp.	4.150%	3/4/26	16,231	15,875
	Manulife Financial Corp.	2.484%	5/19/27	10,935	9,954
[1]	Manulife Financial Corp.	4.061%	2/24/32	12,417	11,350
	Markel Group Inc.	3.500%	11/1/27	5,119	4,782
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	17,615	17,206
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	8,572	8,331
	Mastercard Inc.	2.000%	3/3/25	21,061	20,280
	Mastercard Inc.	2.950%	11/21/26	11,616	11,022
	Mastercard Inc.	3.300%	3/26/27	16,001	15,277
	Mastercard Inc.	4.875%	3/9/28	20,190	20,454
	Mercury General Corp.	4.400%	3/15/27	7,100	6,673
	MetLife Inc.	3.000%	3/1/25	14,184	13,786
	MetLife Inc.	3.600%	11/13/25	10,734	10,437
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	56,268	53,954
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	5,157	5,040
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	30,409	28,430
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	15,212	15,209
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	28,323	27,354
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	2,411	2,347
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	7,896	7,865
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,536	4,222
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	19,942	18,973
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	71,308	64,170
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	17,956	16,778
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	6,692	5,992
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	41,846	37,934
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	8,397	7,998
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	6,455	6,166
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	20,663	20,332
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	9,051	8,588
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	20,210	20,149
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	27,855	27,888
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	10,205	10,128
	Mizuho Financial Group Inc.	2.651%	5/22/26	2,662	2,536
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	12,834	12,158
	Mizuho Financial Group Inc.	2.839%	9/13/26	12,878	11,985
	Mizuho Financial Group Inc.	3.663%	2/28/27	7,658	7,242
	Mizuho Financial Group Inc.	1.234%	5/22/27	25,652	23,024
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,335	9,307
	Mizuho Financial Group Inc.	4.018%	3/5/28	26,735	25,363
	Mizuho Financial Group Inc.	5.414%	9/13/28	29,126	28,980
	Mizuho Financial Group Inc.	5.667%	5/27/29	14,503	14,578
	Mizuho Financial Group Inc.	5.778%	7/6/29	22,690	22,945
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	18,750	17,694
[1]	Morgan Stanley	4.000%	7/23/25	55,836	54,590
	Morgan Stanley	5.000%	11/24/25	24,741	24,472
[1]	Morgan Stanley	3.875%	1/27/26	68,595	66,655
[1]	Morgan Stanley	2.630%	2/18/26	19,362	18,600
[1]	Morgan Stanley	2.188%	4/28/26	47,588	45,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.679%	7/17/26	30,715	30,189
[1]	Morgan Stanley	3.125%	7/27/26	63,881	60,388
[1]	Morgan Stanley	6.250%	8/9/26	4,185	4,271
[1]	Morgan Stanley	4.350%	9/8/26	49,061	47,604
	Morgan Stanley	6.138%	10/16/26	4,509	4,545
	Morgan Stanley	0.985%	12/10/26	25,402	23,011
	Morgan Stanley	3.625%	1/20/27	59,681	57,001
	Morgan Stanley	5.050%	1/28/27	26,010	25,761
	Morgan Stanley	3.950%	4/23/27	33,921	32,199
	Morgan Stanley	1.593%	5/4/27	88,142	79,897
[1]	Morgan Stanley	1.512%	7/20/27	56,823	51,023
	Morgan Stanley	2.475%	1/21/28	16,492	15,029
	Morgan Stanley	4.210%	4/20/28	29,732	28,555
[1]	Morgan Stanley	3.591%	7/22/28	35,375	33,104
	Morgan Stanley	6.296%	10/18/28	40,218	41,346
[1]	Morgan Stanley	3.772%	1/24/29	38,172	35,614
	Morgan Stanley	5.123%	2/1/29	62,520	61,488
[1]	Morgan Stanley	5.164%	4/20/29	51,855	51,032
	Morgan Stanley	5.449%	7/20/29	32,683	32,536
	Morgan Stanley	6.407%	11/1/29	30,000	31,076
	Morgan Stanley Bank NA	5.479%	7/16/25	15,350	15,386
[1]	Morgan Stanley Bank NA	4.754%	4/21/26	16,191	15,997
[1]	Morgan Stanley Bank NA	5.882%	10/30/26	26,310	26,739
	Morgan Stanley Direct Lending Fund	4.500%	2/11/27	2,729	2,579
	Nasdaq Inc.	5.650%	6/28/25	9,128	9,156
	Nasdaq Inc.	3.850%	6/30/26	12,330	11,906
	Nasdaq Inc.	5.350%	6/28/28	21,005	21,097
	National Australia Bank Ltd.	5.200%	5/13/25	21,238	21,207
	National Australia Bank Ltd.	4.966%	1/12/26	23,955	23,860
	National Australia Bank Ltd.	3.375%	1/14/26	14,549	14,032
[1]	National Australia Bank Ltd.	2.500%	7/12/26	19,413	18,184
	National Australia Bank Ltd.	3.905%	6/9/27	14,526	13,965
	National Australia Bank Ltd.	4.944%	1/12/28	21,253	21,059
	National Australia Bank Ltd.	4.900%	6/13/28	21,065	20,882
	National Bank of Canada	5.250%	1/17/25	19,577	19,496
	NatWest Group plc	4.800%	4/5/26	31,405	30,813
	NatWest Group plc	7.472%	11/10/26	33,663	34,530
	NatWest Group plc	5.847%	3/2/27	15,416	15,370
	NatWest Group plc	1.642%	6/14/27	25,523	22,917
[1]	NatWest Group plc	3.073%	5/22/28	14,619	13,307
	NatWest Group plc	5.516%	9/30/28	20,787	20,468
[1]	NatWest Group plc	4.892%	5/18/29	44,170	42,287
	NatWest Group plc	5.808%	9/13/29	5,260	5,230
	Nomura Holdings Inc.	2.648%	1/16/25	22,903	22,081
	Nomura Holdings Inc.	5.099%	7/3/25	13,500	13,321
	Nomura Holdings Inc.	1.851%	7/16/25	31,567	29,567
	Nomura Holdings Inc.	5.709%	1/9/26	1,925	1,921
	Nomura Holdings Inc.	1.653%	7/14/26	17,383	15,660
	Nomura Holdings Inc.	2.329%	1/22/27	36,165	32,575
	Nomura Holdings Inc.	5.386%	7/6/27	2,630	2,590
	Nomura Holdings Inc.	6.070%	7/12/28	13,680	13,841
	Nomura Holdings Inc.	2.172%	7/14/28	17,570	15,014
	Northern Trust Corp.	3.950%	10/30/25	5,998	5,859
	Northern Trust Corp.	4.000%	5/10/27	19,876	19,304
	Northern Trust Corp.	3.650%	8/3/28	10,113	9,549
[1]	Northern Trust Corp.	3.375%	5/8/32	5,492	4,998
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	4,781	4,575
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	5,837	5,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Oaktree Strategic Credit Fund	8.400%	11/14/28	4,900	5,030
	Old Republic International Corp.	3.875%	8/26/26	9,250	8,843
	ORIX Corp.	3.250%	12/4/24	12,180	11,874
	ORIX Corp.	3.700%	7/18/27	1,820	1,721
	ORIX Corp.	5.000%	9/13/27	12,240	12,140
	PayPal Holdings Inc.	1.650%	6/1/25	23,858	22,599
	PayPal Holdings Inc.	2.650%	10/1/26	33,754	31,667
[1]	PNC Bank NA	2.950%	2/23/25	11,415	11,038
[1]	PNC Bank NA	3.875%	4/10/25	13,540	13,178
[1]	PNC Bank NA	3.250%	6/1/25	3,178	3,062
[1]	PNC Bank NA	4.200%	11/1/25	14,550	14,105
[1]	PNC Bank NA	3.100%	10/25/27	14,814	13,567
[1]	PNC Bank NA	3.250%	1/22/28	5,374	4,939
[1]	PNC Bank NA	4.050%	7/26/28	17,712	16,538
	PNC Financial Services Group Inc.	5.812%	6/12/26	18,949	18,935
	PNC Financial Services Group Inc.	2.600%	7/23/26	22,947	21,427
	PNC Financial Services Group Inc.	1.150%	8/13/26	12,933	11,580
	PNC Financial Services Group Inc.	4.758%	1/26/27	9,170	8,973
	PNC Financial Services Group Inc.	3.150%	5/19/27	7,383	6,886
	PNC Financial Services Group Inc.	6.615%	10/20/27	14,930	15,276
	PNC Financial Services Group Inc.	5.354%	12/2/28	12,528	12,378
	PNC Financial Services Group Inc.	5.582%	6/12/29	48,469	48,146
	Principal Financial Group Inc.	3.400%	5/15/25	6,617	6,404
	Principal Financial Group Inc.	3.100%	11/15/26	2,732	2,566
	Progressive Corp.	2.450%	1/15/27	19,111	17,698
	Progressive Corp.	2.500%	3/15/27	14,011	12,992
	Prospect Capital Corp.	3.706%	1/22/26	6,549	5,972
	Prospect Capital Corp.	3.364%	11/15/26	5,113	4,478
	Prospect Capital Corp.	3.437%	10/15/28	5,000	4,042
[1]	Prudential Financial Inc.	1.500%	3/10/26	6,452	5,936
[1]	Prudential Financial Inc.	5.375%	5/15/45	7,790	7,530
[1]	Prudential Financial Inc.	4.500%	9/15/47	20,065	18,067
[1]	Prudential Financial Inc.	5.700%	9/15/48	7,004	6,514
	Regions Financial Corp.	2.250%	5/18/25	9,895	9,304
	Regions Financial Corp.	1.800%	8/12/28	12,869	10,619
	Reinsurance Group of America Inc.	3.950%	9/15/26	4,101	3,939
	RenaissanceRe Finance Inc.	3.700%	4/1/25	4,975	4,830
	RenaissanceRe Finance Inc.	3.450%	7/1/27	1,952	1,822
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	2,058	1,865
[1]	Royal Bank of Canada	1.600%	1/21/25	11,920	11,430
	Royal Bank of Canada	3.375%	4/14/25	12,643	12,295
[1]	Royal Bank of Canada	4.950%	4/25/25	20,115	19,971
[1]	Royal Bank of Canada	1.150%	6/10/25	41,536	38,984
[1]	Royal Bank of Canada	0.875%	1/20/26	27,845	25,404
[1]	Royal Bank of Canada	4.650%	1/27/26	38,851	38,179
	Royal Bank of Canada	1.200%	4/27/26	40,192	36,505
[1]	Royal Bank of Canada	1.150%	7/14/26	17,447	15,688
[1]	Royal Bank of Canada	1.400%	11/2/26	13,078	11,742
[1]	Royal Bank of Canada	2.050%	1/21/27	7,884	7,181
	Royal Bank of Canada	3.625%	5/4/27	11,708	11,111
[1]	Royal Bank of Canada	4.240%	8/3/27	26,071	25,270
[1]	Royal Bank of Canada	6.000%	11/1/27	17,303	17,779
[1]	Royal Bank of Canada	4.900%	1/12/28	19,130	18,934
[1]	Royal Bank of Canada	5.200%	8/1/28	18,293	18,237
	Santander Holdings USA Inc.	3.450%	6/2/25	14,965	14,369
	Santander Holdings USA Inc.	4.500%	7/17/25	11,723	11,458
	Santander Holdings USA Inc.	5.807%	9/9/26	8,755	8,680
	Santander Holdings USA Inc.	3.244%	10/5/26	33,547	30,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander Holdings USA Inc.	4.400%	7/13/27	27,699	26,373
	Santander Holdings USA Inc.	2.490%	1/6/28	12,897	11,563
	Santander Holdings USA Inc.	6.499%	3/9/29	14,670	14,831
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	8,921	8,199
	Santander UK Group Holdings plc	6.833%	11/21/26	20,484	20,658
	Santander UK Group Holdings plc	1.673%	6/14/27	16,601	14,817
	Santander UK Group Holdings plc	2.469%	1/11/28	24,131	21,532
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	14,059	12,911
	Santander UK Group Holdings plc	6.534%	1/10/29	23,957	24,144
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	4,868	4,369
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	6,648	6,686
	State Street Corp.	3.300%	12/16/24	11,566	11,323
	State Street Corp.	3.550%	8/18/25	31,436	30,578
	State Street Corp.	4.857%	1/26/26	15,330	15,160
	State Street Corp.	2.901%	3/30/26	13,546	13,059
	State Street Corp.	5.104%	5/18/26	14,800	14,692
	State Street Corp.	2.650%	5/19/26	13,084	12,359
	State Street Corp.	5.272%	8/3/26	10,555	10,549
	State Street Corp.	5.751%	11/4/26	9,962	9,996
	State Street Corp.	2.203%	2/7/28	13,519	12,318
	State Street Corp.	5.820%	11/4/28	6,533	6,669
	State Street Corp.	5.684%	11/21/29	16,200	16,342
[1]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,744	2,662
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	26,752	25,802
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	60,138	56,356
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	15,608	14,210
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	14,036	14,022
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,350	8,052
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	3,865	3,900
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	22,872	21,330
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	60,933	54,640
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	29,380	27,510
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	32,984	31,135
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	9,273	8,406
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	15,796	14,760
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	50,128	50,335
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	19,423	19,701
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	6,795	6,396
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	9,237	9,360
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	63,226	53,996
[1]	Synchrony Bank	5.400%	8/22/25	11,144	10,805
	Synchrony Bank	5.625%	8/23/27	10,720	10,154
	Synchrony Financial	4.500%	7/23/25	27,175	26,147
	Synchrony Financial	3.700%	8/4/26	13,758	12,668
	Synchrony Financial	3.950%	12/1/27	12,067	10,840
	Synovus Bank	5.625%	2/15/28	8,669	7,933
	Toronto-Dominion Bank	1.250%	12/13/24	8,676	8,302
[1]	Toronto-Dominion Bank	1.450%	1/10/25	18,709	17,915
	Toronto-Dominion Bank	3.766%	6/6/25	38,638	37,668
[1]	Toronto-Dominion Bank	1.150%	6/12/25	32,393	30,370
[1]	Toronto-Dominion Bank	0.750%	9/11/25	7,675	7,071
[1]	Toronto-Dominion Bank	0.750%	1/6/26	9,919	9,025
[1]	Toronto-Dominion Bank	1.200%	6/3/26	26,238	23,699
[1]	Toronto-Dominion Bank	5.532%	7/17/26	11,206	11,264
[1]	Toronto-Dominion Bank	1.250%	9/10/26	35,319	31,750
[1]	Toronto-Dominion Bank	1.950%	1/12/27	16,493	14,970
[1]	Toronto-Dominion Bank	2.800%	3/10/27	7,746	7,171
	Toronto-Dominion Bank	4.108%	6/8/27	14,734	14,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toronto-Dominion Bank	4.693%	9/15/27	47,859	46,944
	Toronto-Dominion Bank	5.156%	1/10/28	19,053	18,906
[1]	Toronto-Dominion Bank	5.523%	7/17/28	15,500	15,629
[1]	Toronto-Dominion Bank	3.625%	9/15/31	30,615	28,731
	Trinity Acquisition plc	4.400%	3/15/26	7,746	7,541
[1]	Truist Bank	2.150%	12/6/24	44,894	43,237
[1]	Truist Bank	1.500%	3/10/25	25,886	24,470
[1]	Truist Bank	3.625%	9/16/25	26,705	25,538
[1]	Truist Bank	4.050%	11/3/25	3,314	3,222
[1]	Truist Bank	3.300%	5/15/26	8,657	8,089
[1]	Truist Bank	3.800%	10/30/26	12,655	11,831
[1]	Truist Bank	2.636%	9/17/29	3,731	3,423
	Truist Financial Corp.	4.000%	5/1/25	27,011	26,354
[1]	Truist Financial Corp.	3.700%	6/5/25	21,342	20,727
[1]	Truist Financial Corp.	1.200%	8/5/25	7,487	6,945
[1]	Truist Financial Corp.	4.260%	7/28/26	16,508	15,965
[1]	Truist Financial Corp.	5.900%	10/28/26	21,747	21,659
[1]	Truist Financial Corp.	1.267%	3/2/27	6,204	5,583
[1]	Truist Financial Corp.	6.047%	6/8/27	24,919	24,950
[1]	Truist Financial Corp.	1.125%	8/3/27	2,981	2,545
[1]	Truist Financial Corp.	4.123%	6/6/28	17,200	16,149
[1]	Truist Financial Corp.	4.873%	1/26/29	26,859	25,758
[1]	Truist Financial Corp.	1.887%	6/7/29	15,270	12,782
[1]	Truist Financial Corp.	7.161%	10/30/29	26,480	27,680
	UBS AG	5.800%	9/11/25	12,536	12,585
	UBS AG	5.650%	9/11/28	27,251	27,548
	UBS Group AG	3.750%	3/26/25	42,238	40,976
	UBS Group AG	4.550%	4/17/26	36,754	35,814
	US Bancorp	1.450%	5/12/25	18,323	17,273
[1]	US Bancorp	3.950%	11/17/25	5,557	5,412
[1]	US Bancorp	3.100%	4/27/26	23,846	22,574
[1]	US Bancorp	2.375%	7/22/26	18,738	17,350
	US Bancorp	5.727%	10/21/26	25,140	25,048
[1]	US Bancorp	3.150%	4/27/27	20,130	18,819
	US Bancorp	6.787%	10/26/27	9,325	9,605
[1]	US Bancorp	2.215%	1/27/28	9,589	8,682
[1]	US Bancorp	3.900%	4/26/28	18,918	17,864
[1]	US Bancorp	4.548%	7/22/28	28,943	27,852
	US Bancorp	4.653%	2/1/29	34,912	33,506
	US Bancorp	5.775%	6/12/29	29,045	29,034
[1]	US Bank NA	2.050%	1/21/25	16,421	15,791
[1]	US Bank NA	2.800%	1/27/25	37,244	36,018
	Visa Inc.	3.150%	12/14/25	68,875	66,538
	Visa Inc.	1.900%	4/15/27	34,202	31,348
	Visa Inc.	0.750%	8/15/27	4,833	4,224
	Visa Inc.	2.750%	9/15/27	4,003	3,742
	Voya Financial Inc.	3.650%	6/15/26	13,133	12,544
[1]	Voya Financial Inc.	4.700%	1/23/48	7,000	5,650
	Wachovia Corp.	7.574%	8/1/26	973	1,019
[1]	Wells Fargo & Co.	3.000%	2/19/25	73,852	71,658
[1]	Wells Fargo & Co.	3.550%	9/29/25	54,556	52,752
[1]	Wells Fargo & Co.	2.164%	2/11/26	54,124	51,709
	Wells Fargo & Co.	3.000%	4/22/26	47,349	44,787
[1]	Wells Fargo & Co.	3.908%	4/25/26	56,710	55,209
[1]	Wells Fargo & Co.	2.188%	4/30/26	37,929	36,058
[1]	Wells Fargo & Co.	4.100%	6/3/26	27,945	26,919
[1]	Wells Fargo & Co.	4.540%	8/15/26	37,152	36,433
	Wells Fargo & Co.	3.000%	10/23/26	54,769	51,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wells Fargo & Co.	3.196%	6/17/27	32,164	30,318
[1]	Wells Fargo & Co.	4.300%	7/22/27	50,594	48,566
[1]	Wells Fargo & Co.	3.526%	3/24/28	74,757	70,105
[1]	Wells Fargo & Co.	3.584%	5/22/28	53,994	50,547
[1]	Wells Fargo & Co.	2.393%	6/2/28	52,273	46,986
[1]	Wells Fargo & Co.	4.808%	7/25/28	49,427	48,198
[1]	Wells Fargo & Co.	5.574%	7/25/29	80,422	80,345
	Wells Fargo & Co.	6.303%	10/23/29	29,845	30,758
[1]	Wells Fargo Bank NA	5.550%	8/1/25	23,982	24,061
[1]	Wells Fargo Bank NA	5.450%	8/7/26	34,051	34,249
	Western Union Co.	2.850%	1/10/25	17,769	17,155
	Western Union Co.	1.350%	3/15/26	2,981	2,691
	Westpac Banking Corp.	2.350%	2/19/25	26,458	25,554
	Westpac Banking Corp.	5.512%	11/17/25	16,200	16,300
	Westpac Banking Corp.	2.850%	5/13/26	35,741	33,937
	Westpac Banking Corp.	1.150%	6/3/26	21,656	19,662
	Westpac Banking Corp.	2.700%	8/19/26	19,180	18,065
	Westpac Banking Corp.	3.350%	3/8/27	20,022	18,999
	Westpac Banking Corp.	5.457%	11/18/27	33,304	33,716
	Westpac Banking Corp.	5.535%	11/17/28	26,200	26,645
	Westpac Banking Corp.	1.953%	11/20/28	5,601	4,823
[1]	Westpac Banking Corp.	2.894%	2/4/30	25,850	24,700
[1]	Westpac Banking Corp.	4.322%	11/23/31	27,829	26,285
	Willis North America Inc.	4.650%	6/15/27	20,855	20,309
	Willis North America Inc.	4.500%	9/15/28	5,262	5,043
					17,289,651
Health Care (8.0%)
	Abbott Laboratories	2.950%	3/15/25	10,888	10,601
	Abbott Laboratories	3.875%	9/15/25	2,248	2,212
[4]	Abbott Laboratories	3.750%	11/30/26	44,517	43,411
	Abbott Laboratories	1.150%	1/30/28	7,390	6,464
	AbbVie Inc.	3.800%	3/15/25	54,789	53,737
	AbbVie Inc.	3.600%	5/14/25	67,996	66,376
	AbbVie Inc.	3.200%	5/14/26	34,408	33,003
	AbbVie Inc.	2.950%	11/21/26	63,321	59,967
	AbbVie Inc.	4.250%	11/14/28	28,400	27,597
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	4,179	3,967
	Agilent Technologies Inc.	3.050%	9/22/26	6,075	5,719
	Amgen Inc.	1.900%	2/21/25	3,393	3,257
	Amgen Inc.	5.250%	3/2/25	44,026	43,879
	Amgen Inc.	3.125%	5/1/25	4,233	4,100
	Amgen Inc.	5.507%	3/2/26	15,175	15,170
	Amgen Inc.	2.600%	8/19/26	22,184	20,790
	Amgen Inc.	2.200%	2/21/27	28,765	26,406
	Amgen Inc.	5.150%	3/2/28	83,863	84,092
	Amgen Inc.	1.650%	8/15/28	20,255	17,472
	AstraZeneca Finance LLC	1.200%	5/28/26	22,068	20,172
	AstraZeneca Finance LLC	4.875%	3/3/28	33,638	33,677
	AstraZeneca Finance LLC	1.750%	5/28/28	16,849	14,830
	AstraZeneca plc	3.375%	11/16/25	42,940	41,612
	AstraZeneca plc	0.700%	4/8/26	11,385	10,361
	AstraZeneca plc	3.125%	6/12/27	11,731	11,111
	Baxalta Inc.	4.000%	6/23/25	13,513	13,210
	Baxter International Inc.	2.600%	8/15/26	14,270	13,263
	Baxter International Inc.	1.915%	2/1/27	31,118	28,007
	Becton Dickinson & Co.	3.363%	6/6/24	9,000	8,883
	Becton Dickinson & Co.	3.734%	12/15/24	7,308	7,165
	Becton Dickinson & Co.	3.700%	6/6/27	30,312	28,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Becton Dickinson & Co.	4.693%	2/13/28	13,860	13,660
	Biogen Inc.	4.050%	9/15/25	17,187	16,756
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	5,921	5,500
	Boston Scientific Corp.	1.900%	6/1/25	16,986	16,126
	Bristol-Myers Squibb Co.	3.625%	5/15/24	1,775	1,760
	Bristol-Myers Squibb Co.	0.750%	11/13/25	9,637	8,921
	Bristol-Myers Squibb Co.	3.200%	6/15/26	36,507	35,128
	Bristol-Myers Squibb Co.	3.250%	2/27/27	10,613	10,153
	Bristol-Myers Squibb Co.	1.125%	11/13/27	6,664	5,808
	Bristol-Myers Squibb Co.	3.450%	11/15/27	16,285	15,514
	Bristol-Myers Squibb Co.	3.900%	2/20/28	25,651	24,778
	Cardinal Health Inc.	3.750%	9/15/25	8,510	8,251
	Cardinal Health Inc.	3.410%	6/15/27	24,896	23,529
	Cencora Inc.	3.250%	3/1/25	12,117	11,791
	Cencora Inc.	3.450%	12/15/27	5,353	5,067
	Centene Corp.	4.250%	12/15/27	51,785	48,860
	Centene Corp.	2.450%	7/15/28	32,843	28,460
[1]	CHRISTUS Health	4.341%	7/1/28	2,298	2,213
[1]	Cigna Group	3.500%	6/15/24	13,976	13,796
[1]	Cigna Group	3.250%	4/15/25	13,495	13,092
	Cigna Group	4.125%	11/15/25	44,636	43,601
[1]	Cigna Group	4.500%	2/25/26	11,313	11,125
	Cigna Group	1.250%	3/15/26	7,204	6,589
[1]	Cigna Group	3.400%	3/1/27	37,378	35,496
	Cigna Group	4.375%	10/15/28	62,195	60,045
	CommonSpirit Health	1.547%	10/1/25	10,205	9,461
	CommonSpirit Health	6.073%	11/1/27	7,075	7,203
	CVS Health Corp.	4.100%	3/25/25	15,375	15,138
	CVS Health Corp.	3.875%	7/20/25	45,919	44,786
	CVS Health Corp.	5.000%	2/20/26	34,269	34,090
	CVS Health Corp.	2.875%	6/1/26	29,576	27,942
	CVS Health Corp.	3.000%	8/15/26	8,245	7,778
	CVS Health Corp.	3.625%	4/1/27	13,757	13,084
	CVS Health Corp.	1.300%	8/21/27	23,296	20,247
	CVS Health Corp.	4.300%	3/25/28	101,514	98,248
	CVS Health Corp.	3.250%	8/15/29	4,475	4,028
	Danaher Corp.	3.350%	9/15/25	6,457	6,253
	Edwards Lifesciences Corp.	4.300%	6/15/28	10,575	10,138
	Elevance Health Inc.	3.350%	12/1/24	13,584	13,271
	Elevance Health Inc.	2.375%	1/15/25	31,559	30,466
	Elevance Health Inc.	5.350%	10/15/25	8,061	8,054
	Elevance Health Inc.	4.900%	2/8/26	6,752	6,684
	Elevance Health Inc.	1.500%	3/15/26	21,325	19,620
	Elevance Health Inc.	3.650%	12/1/27	20,093	19,107
	Elevance Health Inc.	4.101%	3/1/28	20,416	19,694
	Eli Lilly & Co.	2.750%	6/1/25	8,393	8,129
	Eli Lilly & Co.	5.500%	3/15/27	7,000	7,218
	GE HealthCare Technologies Inc.	5.600%	11/15/25	24,627	24,659
	GE HealthCare Technologies Inc.	5.650%	11/15/27	32,310	32,728
	Gilead Sciences Inc.	3.500%	2/1/25	33,484	32,768
	Gilead Sciences Inc.	3.650%	3/1/26	41,556	40,217
	Gilead Sciences Inc.	2.950%	3/1/27	31,281	29,345
	Gilead Sciences Inc.	1.200%	10/1/27	7,645	6,659
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	17,505	17,130
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	13,047	12,552
	HCA Inc.	5.375%	2/1/25	34,879	34,673
	HCA Inc.	5.250%	4/15/25	36,479	36,195
	HCA Inc.	5.875%	2/15/26	13,701	13,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.250%	6/15/26	13,452	13,335
	HCA Inc.	5.375%	9/1/26	19,387	19,294
	HCA Inc.	4.500%	2/15/27	25,169	24,403
	HCA Inc.	3.125%	3/15/27	45,354	42,050
	HCA Inc.	5.200%	6/1/28	7,080	6,979
	HCA Inc.	5.625%	9/1/28	17,660	17,691
	Humana Inc.	4.500%	4/1/25	18,145	17,900
	Humana Inc.	1.350%	2/3/27	11,426	10,144
	Humana Inc.	3.950%	3/15/27	6,077	5,847
	Humana Inc.	5.750%	3/1/28	7,125	7,270
	Illumina Inc.	5.800%	12/12/25	9,330	9,289
	Illumina Inc.	5.750%	12/13/27	7,182	7,200
	Johnson & Johnson	2.625%	1/15/25	13,338	13,003
	Johnson & Johnson	0.550%	9/1/25	9,746	9,059
	Johnson & Johnson	2.450%	3/1/26	48,612	46,238
	Johnson & Johnson	2.950%	3/3/27	25,027	23,788
	Johnson & Johnson	2.900%	1/15/28	11,960	11,256
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,070	2,900
	Laboratory Corp. of America Holdings	2.300%	12/1/24	4,924	4,753
	Laboratory Corp. of America Holdings	3.600%	2/1/25	22,024	21,519
	Laboratory Corp. of America Holdings	1.550%	6/1/26	6,040	5,500
	McKesson Corp.	0.900%	12/3/25	15,715	14,413
	McKesson Corp.	5.250%	2/15/26	7,988	7,971
	McKesson Corp.	1.300%	8/15/26	4,615	4,173
	McKesson Corp.	3.950%	2/16/28	5,270	5,070
	McKesson Corp.	4.900%	7/15/28	4,219	4,203
	Medtronic Global Holdings SCA	4.250%	3/30/28	23,540	23,066
	Merck & Co. Inc.	2.750%	2/10/25	38,142	37,105
	Merck & Co. Inc.	0.750%	2/24/26	21,961	20,108
	Merck & Co. Inc.	1.700%	6/10/27	29,228	26,347
	Merck & Co. Inc.	4.050%	5/17/28	7,031	6,872
	Mylan Inc.	4.550%	4/15/28	23,082	21,780
	Novartis Capital Corp.	1.750%	2/14/25	7,045	6,775
	Novartis Capital Corp.	3.000%	11/20/25	31,422	30,318
	Novartis Capital Corp.	2.000%	2/14/27	3,894	3,587
	Novartis Capital Corp.	3.100%	5/17/27	20,190	19,160
[1]	PeaceHealth Obligated Group	1.375%	11/15/25	4,160	3,814
	Pfizer Inc.	0.800%	5/28/25	10,718	10,068
	Pfizer Inc.	2.750%	6/3/26	12,879	12,265
	Pfizer Inc.	3.000%	12/15/26	31,864	30,258
	Pfizer Inc.	3.600%	9/15/28	15,921	15,246
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	50,199	49,866
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	58,586	57,954
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	69,643	68,387
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,183	2,032
	Quest Diagnostics Inc.	3.500%	3/30/25	18,253	17,776
	Quest Diagnostics Inc.	3.450%	6/1/26	14,330	13,723
	Revvity Inc.	1.900%	9/15/28	8,700	7,350
	Royalty Pharma plc	1.200%	9/2/25	25,501	23,551
	Royalty Pharma plc	1.750%	9/2/27	17,347	15,189
	Sanofi SA	3.625%	6/19/28	17,304	16,573
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	49,718	47,262
[1]	SSM Health Care Corp.	3.823%	6/1/27	8,162	7,801
	SSM Health Care Corp.	4.894%	6/1/28	3,100	3,066
	Stryker Corp.	1.150%	6/15/25	6,103	5,725
	Stryker Corp.	3.375%	11/1/25	26,378	25,448
	Stryker Corp.	3.500%	3/15/26	4,797	4,621
	Stryker Corp.	3.650%	3/7/28	10,700	10,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sutter Health	1.321%	8/15/25	2,114	1,959
[1]	Sutter Health	3.695%	8/15/28	5,600	5,258
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	28,041	27,828
[3]	Thermo Fisher Scientific Inc.	5.000%	12/5/26	13,000	13,035
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	20,310	20,381
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	12,640	10,993
	UnitedHealth Group Inc.	3.750%	7/15/25	28,963	28,360
	UnitedHealth Group Inc.	5.150%	10/15/25	11,775	11,835
	UnitedHealth Group Inc.	3.700%	12/15/25	6,134	5,977
	UnitedHealth Group Inc.	1.250%	1/15/26	8,134	7,542
	UnitedHealth Group Inc.	3.100%	3/15/26	19,508	18,743
	UnitedHealth Group Inc.	1.150%	5/15/26	15,548	14,247
	UnitedHealth Group Inc.	3.450%	1/15/27	27,741	26,589
	UnitedHealth Group Inc.	3.375%	4/15/27	11,785	11,234
	UnitedHealth Group Inc.	3.700%	5/15/27	5,789	5,582
	UnitedHealth Group Inc.	2.950%	10/15/27	6,825	6,368
	UnitedHealth Group Inc.	5.250%	2/15/28	19,355	19,748
	UnitedHealth Group Inc.	3.850%	6/15/28	17,749	17,039
	Universal Health Services Inc.	1.650%	9/1/26	11,480	10,306
[1]	UPMC	3.600%	4/3/25	3,855	3,750
	Utah Acquisition Sub Inc.	3.950%	6/15/26	25,435	24,246
	Viatris Inc.	1.650%	6/22/25	6,851	6,425
	Viatris Inc.	2.300%	6/22/27	12,915	11,414
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	12,045	11,719
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	29,296	27,927
	Zoetis Inc.	4.500%	11/13/25	19,312	18,973
	Zoetis Inc.	5.400%	11/14/25	16,172	16,157
	Zoetis Inc.	3.900%	8/20/28	9,000	8,574
					3,327,391
Industrials (6.2%)
	3M Co.	2.000%	2/14/25	11,215	10,748
[1]	3M Co.	3.000%	8/7/25	5,005	4,815
[1]	3M Co.	2.250%	9/19/26	7,900	7,293
	3M Co.	2.875%	10/15/27	14,186	13,126
[1]	3M Co.	3.625%	9/14/28	5,700	5,338
	Allegion US Holding Co. Inc.	3.550%	10/1/27	4,616	4,294
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	6,622	5,930
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,336	5,595
	Amphenol Corp.	2.050%	3/1/25	2,503	2,401
[1]	BNSF Funding Trust I	6.613%	12/15/55	7,486	7,255
	Boeing Co.	4.875%	5/1/25	58,931	58,332
	Boeing Co.	2.600%	10/30/25	2,743	2,593
	Boeing Co.	2.750%	2/1/26	33,792	31,983
	Boeing Co.	2.196%	2/4/26	105,974	99,028
	Boeing Co.	3.100%	5/1/26	16,872	16,030
	Boeing Co.	2.250%	6/15/26	4,341	4,015
	Boeing Co.	2.700%	2/1/27	16,874	15,590
	Boeing Co.	2.800%	3/1/27	9,381	8,661
	Boeing Co.	5.040%	5/1/27	34,262	34,031
	Boeing Co.	3.250%	2/1/28	12,170	11,297
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	8,657	8,424
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	13,443	13,106
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,102	5,295
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,629	8,212
	Canadian National Railway Co.	2.750%	3/1/26	4,976	4,743
	Canadian Pacific Railway Co.	1.350%	12/2/24	25,489	24,421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	2.900%	2/1/25	15,923	15,450
	Canadian Pacific Railway Co.	1.750%	12/2/26	26,335	23,886
	Carrier Global Corp.	2.242%	2/15/25	16,628	15,968
[2]	Carrier Global Corp.	5.800%	11/30/25	7,270	7,313
	Carrier Global Corp.	2.493%	2/15/27	24,156	22,157
[1]	Caterpillar Financial Services Corp.	2.850%	5/17/24	14,903	14,711
[1]	Caterpillar Financial Services Corp.	3.250%	12/1/24	17,717	17,358
[1]	Caterpillar Financial Services Corp.	4.900%	1/17/25	11,101	11,077
[1]	Caterpillar Financial Services Corp.	1.450%	5/15/25	20,615	19,553
	Caterpillar Financial Services Corp.	5.150%	8/11/25	8,240	8,247
[1]	Caterpillar Financial Services Corp.	3.650%	8/12/25	18,290	17,862
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	12,488	11,526
	Caterpillar Financial Services Corp.	0.900%	3/2/26	5,654	5,172
[1]	Caterpillar Financial Services Corp.	4.350%	5/15/26	13,255	13,084
	Caterpillar Financial Services Corp.	2.400%	8/9/26	4,225	3,963
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	16,822	15,215
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	7,141	6,497
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/27	20,512	19,719
	Caterpillar Inc.	3.400%	5/15/24	20,674	20,476
	CH Robinson Worldwide Inc.	4.200%	4/15/28	10,675	10,134
	CNH Industrial Capital LLC	5.450%	10/14/25	3,704	3,695
	CNH Industrial Capital LLC	1.875%	1/15/26	14,105	13,087
	CNH Industrial Capital LLC	1.450%	7/15/26	5,356	4,853
	CNH Industrial Capital LLC	4.550%	4/10/28	20,250	19,516
	CNH Industrial Capital LLC	5.500%	1/12/29	7,050	7,040
	CSX Corp.	3.350%	11/1/25	10,425	10,061
	CSX Corp.	2.600%	11/1/26	10,272	9,616
	CSX Corp.	3.250%	6/1/27	24,593	23,146
	Cummins Inc.	0.750%	9/1/25	7,795	7,233
	Deere & Co.	2.750%	4/15/25	21,269	20,594
[2]	Delta Air Lines Inc.	4.750%	10/20/28	14,500	13,923
	Dover Corp.	3.150%	11/15/25	7,077	6,793
	Eaton Corp.	3.103%	9/15/27	10,439	9,829
	Emerson Electric Co.	3.150%	6/1/25	7,216	7,019
	Emerson Electric Co.	0.875%	10/15/26	16,557	14,804
	Emerson Electric Co.	1.800%	10/15/27	3,465	3,104
	FedEx Corp.	3.250%	4/1/26	8,354	7,990
	FedEx Corp.	4.200%	10/17/28	14,000	13,429
	Fortive Corp.	3.150%	6/15/26	18,078	17,125
	General Dynamics Corp.	3.250%	4/1/25	6,993	6,822
	General Dynamics Corp.	3.500%	5/15/25	11,319	11,063
	General Dynamics Corp.	2.125%	8/15/26	9,995	9,296
	General Dynamics Corp.	3.500%	4/1/27	17,042	16,327
	General Dynamics Corp.	2.625%	11/15/27	9,515	8,744
	General Dynamics Corp.	3.750%	5/15/28	20,600	19,736
	HEICO Corp.	5.250%	8/1/28	6,638	6,627
	Hexcel Corp.	4.200%	2/15/27	6,750	6,430
	Honeywell International Inc.	1.350%	6/1/25	16,522	15,642
	Honeywell International Inc.	2.500%	11/1/26	30,494	28,767
	Honeywell International Inc.	1.100%	3/1/27	11,796	10,553
	Honeywell International Inc.	4.950%	2/15/28	10,075	10,190
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,834	6,359
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	8,274	7,079
	Illinois Tool Works Inc.	2.650%	11/15/26	18,422	17,441
	Ingersoll Rand Inc.	5.400%	8/14/28	8,515	8,548
	Jacobs Engineering Group Inc.	6.350%	8/18/28	11,030	11,246
	JB Hunt Transport Services Inc.	3.875%	3/1/26	22,720	22,047
[1]	John Deere Capital Corp.	2.050%	1/9/25	6,144	5,943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Capital Corp.	1.250%	1/10/25	8,835	8,467
[1]	John Deere Capital Corp.	3.450%	3/13/25	10,810	10,592
[1]	John Deere Capital Corp.	3.400%	6/6/25	11,509	11,228
[1]	John Deere Capital Corp.	4.950%	6/6/25	6,717	6,709
[1]	John Deere Capital Corp.	4.050%	9/8/25	18,799	18,502
	John Deere Capital Corp.	5.300%	9/8/25	11,050	11,106
[1]	John Deere Capital Corp.	3.400%	9/11/25	4,856	4,723
[1]	John Deere Capital Corp.	0.700%	1/15/26	19,025	17,443
[1]	John Deere Capital Corp.	5.050%	3/3/26	4,280	4,303
[1]	John Deere Capital Corp.	4.750%	6/8/26	6,662	6,643
[1]	John Deere Capital Corp.	2.650%	6/10/26	7,881	7,458
[1]	John Deere Capital Corp.	1.050%	6/17/26	5,676	5,154
[1]	John Deere Capital Corp.	5.150%	9/8/26	4,465	4,498
[1]	John Deere Capital Corp.	2.250%	9/14/26	12,672	11,828
[1]	John Deere Capital Corp.	1.300%	10/13/26	3,256	2,951
[1]	John Deere Capital Corp.	1.700%	1/11/27	6,774	6,155
[1]	John Deere Capital Corp.	2.350%	3/8/27	17,575	16,254
[1]	John Deere Capital Corp.	1.750%	3/9/27	12,076	10,928
[1]	John Deere Capital Corp.	4.150%	9/15/27	45,550	44,548
[1]	John Deere Capital Corp.	4.750%	1/20/28	29,669	29,544
[1]	John Deere Capital Corp.	4.900%	3/3/28	21,213	21,249
[1]	John Deere Capital Corp.	4.950%	7/14/28	26,057	26,116
[1]	Johnson Controls International plc	3.900%	2/14/26	10,813	10,479
	Keysight Technologies Inc.	4.600%	4/6/27	18,735	18,188
	Kirby Corp.	4.200%	3/1/28	5,160	4,857
	L3Harris Technologies Inc.	3.950%	5/28/24	8,010	7,942
	L3Harris Technologies Inc.	3.832%	4/27/25	10,633	10,381
	L3Harris Technologies Inc.	3.850%	12/15/26	7,640	7,380
	L3Harris Technologies Inc.	5.400%	1/15/27	18,559	18,708
	L3Harris Technologies Inc.	4.400%	6/15/28	14,039	13,575
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	16,681	16,143
	Lennox International Inc.	1.350%	8/1/25	2,958	2,759
	Lennox International Inc.	5.500%	9/15/28	8,650	8,681
	LKQ Corp.	5.750%	6/15/28	14,890	14,786
	Lockheed Martin Corp.	4.950%	10/15/25	9,839	9,840
	Lockheed Martin Corp.	3.550%	1/15/26	19,822	19,325
	Lockheed Martin Corp.	5.100%	11/15/27	16,798	17,037
	Lockheed Martin Corp.	4.450%	5/15/28	19,435	19,208
[2]	Mileage Plus Holdings LLC	6.500%	6/20/27	13,059	12,987
	Nordson Corp.	5.600%	9/15/28	5,985	6,116
	Norfolk Southern Corp.	3.650%	8/1/25	2,280	2,215
	Norfolk Southern Corp.	2.900%	6/15/26	12,288	11,630
	Norfolk Southern Corp.	7.800%	5/15/27	2,437	2,649
	Norfolk Southern Corp.	3.150%	6/1/27	4,770	4,482
	Norfolk Southern Corp.	3.800%	8/1/28	4,317	4,094
	Northrop Grumman Corp.	2.930%	1/15/25	27,591	26,817
	Northrop Grumman Corp.	3.200%	2/1/27	10,918	10,317
	Northrop Grumman Corp.	3.250%	1/15/28	45,698	42,729
	Oshkosh Corp.	4.600%	5/15/28	5,155	4,993
	Otis Worldwide Corp.	2.056%	4/5/25	26,158	25,013
	Otis Worldwide Corp.	2.293%	4/5/27	9,659	8,854
	Otis Worldwide Corp.	5.250%	8/16/28	15,500	15,577
[1]	PACCAR Financial Corp.	1.800%	2/6/25	10,060	9,673
[1]	PACCAR Financial Corp.	5.050%	8/10/26	5,825	5,854
	PACCAR Financial Corp.	4.600%	1/10/28	9,529	9,444
[1]	PACCAR Financial Corp.	4.950%	8/10/28	5,600	5,630
	Parker-Hannifin Corp.	3.250%	3/1/27	6,964	6,594
	Parker-Hannifin Corp.	4.250%	9/15/27	36,951	35,986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parker-Hannifin Corp.	4.500%	9/15/29	6,828	6,636
	Precision Castparts Corp.	3.250%	6/15/25	24,287	23,609
[2]	Regal Rexnord Corp.	6.050%	2/15/26	17,993	17,952
[2]	Regal Rexnord Corp.	6.050%	4/15/28	20,603	20,274
	Republic Services Inc.	3.200%	3/15/25	7,904	7,675
	Republic Services Inc.	0.875%	11/15/25	8,400	7,695
	Republic Services Inc.	2.900%	7/1/26	6,220	5,911
	Republic Services Inc.	3.375%	11/15/27	11,643	10,992
	Republic Services Inc.	3.950%	5/15/28	5,856	5,610
	Rockwell Automation Inc.	2.875%	3/1/25	5,777	5,613
	RTX Corp.	3.950%	8/16/25	31,112	30,332
	RTX Corp.	5.000%	2/27/26	6,418	6,378
	RTX Corp.	2.650%	11/1/26	1,290	1,204
	RTX Corp.	3.500%	3/15/27	22,681	21,500
	RTX Corp.	3.125%	5/4/27	18,586	17,360
	RTX Corp.	4.125%	11/16/28	39,201	37,315
[1]	Ryder System Inc.	4.625%	6/1/25	3,078	3,026
[1]	Ryder System Inc.	3.350%	9/1/25	12,903	12,418
[1]	Ryder System Inc.	1.750%	9/1/26	3,636	3,296
[1]	Ryder System Inc.	2.900%	12/1/26	6,780	6,290
[1]	Ryder System Inc.	2.850%	3/1/27	9,193	8,479
[1]	Ryder System Inc.	5.650%	3/1/28	13,344	13,475
[1]	Ryder System Inc.	5.250%	6/1/28	15,424	15,334
	Ryder System Inc.	6.300%	12/1/28	4,600	4,748
	Southwest Airlines Co.	5.250%	5/4/25	28,420	28,253
	Southwest Airlines Co.	3.000%	11/15/26	3,903	3,659
	Southwest Airlines Co.	5.125%	6/15/27	23,717	23,464
	Southwest Airlines Co.	3.450%	11/16/27	5,074	4,689
	Teledyne Technologies Inc.	1.600%	4/1/26	14,215	13,023
	Teledyne Technologies Inc.	2.250%	4/1/28	16,071	14,126
	Textron Inc.	3.875%	3/1/25	4,947	4,841
	Textron Inc.	4.000%	3/15/26	12,667	12,265
	Textron Inc.	3.650%	3/15/27	5,108	4,831
	Trane Technologies Financing Ltd.	3.500%	3/21/26	8,763	8,445
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,650	9,168
	Trimble Inc.	4.750%	12/1/24	7,152	7,060
	Trimble Inc.	4.900%	6/15/28	9,401	9,183
	Tyco Electronics Group SA	4.500%	2/13/26	9,765	9,629
	Tyco Electronics Group SA	3.700%	2/15/26	9,851	9,544
	Tyco Electronics Group SA	3.125%	8/15/27	11,932	11,188
	Union Pacific Corp.	3.250%	1/15/25	2,922	2,856
	Union Pacific Corp.	3.750%	7/15/25	4,164	4,073
	Union Pacific Corp.	3.250%	8/15/25	10,866	10,539
	Union Pacific Corp.	2.750%	3/1/26	15,371	14,603
	Union Pacific Corp.	3.950%	9/10/28	23,698	22,953
[1]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	6,490	6,202
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	5,820	5,476
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	5,772	5,331
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	32,770	32,609
[1]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	9,031	8,600
	United Parcel Service Inc.	3.900%	4/1/25	2,218	2,181
	United Parcel Service Inc.	2.400%	11/15/26	4,344	4,070
	United Parcel Service Inc.	3.050%	11/15/27	17,682	16,628
	United Parcel Service Inc.	3.400%	3/15/29	4,410	4,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Veralto Corp.	5.350%	9/18/28	17,300	17,244
	Vontier Corp.	1.800%	4/1/26	8,791	7,977
	Waste Management Inc.	0.750%	11/15/25	12,305	11,318
	Waste Management Inc.	3.150%	11/15/27	12,351	11,588
	Waste Management Inc.	2.000%	6/1/29	5,030	4,329
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	9,412	9,032
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,998	11,327
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	20,523	19,820
	WW Grainger Inc.	1.850%	2/15/25	4,726	4,536
	Xylem Inc.	3.250%	11/1/26	8,230	7,798
	Xylem Inc.	1.950%	1/30/28	8,760	7,707
					2,590,411
Materials (2.0%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	6,518	6,109
	Air Products and Chemicals Inc.	1.850%	5/15/27	6,035	5,479
	Albemarle Corp.	4.650%	6/1/27	10,771	10,371
	Amcor Finance USA Inc.	3.625%	4/28/26	6,699	6,405
	Amcor Flexibles North America Inc.	4.000%	5/17/25	8,494	8,289
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	681	596
	ArcelorMittal SA	4.550%	3/11/26	8,076	7,893
	ArcelorMittal SA	6.550%	11/29/27	21,636	22,352
	Berry Global Inc.	1.570%	1/15/26	18,426	16,907
	Berry Global Inc.	1.650%	1/15/27	6,510	5,748
[2]	Berry Global Inc.	5.500%	4/15/28	9,250	9,115
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	13,770	13,704
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	5,880	6,029
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	10,125	10,186
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	19,950	19,750
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	11,250	11,284
	Carlisle Cos. Inc.	3.500%	12/1/24	8,725	8,506
	Carlisle Cos. Inc.	3.750%	12/1/27	10,725	10,083
	Celanese US Holdings LLC	6.050%	3/15/25	11,349	11,370
	Celanese US Holdings LLC	1.400%	8/5/26	4,333	3,859
	Celanese US Holdings LLC	6.165%	7/15/27	39,389	39,776
	Celanese US Holdings LLC	6.350%	11/15/28	12,800	13,083
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	7,515	6,863
	Dow Chemical Co.	4.800%	11/30/28	9,700	9,642
	DuPont de Nemours Inc.	4.493%	11/15/25	41,129	40,461
	DuPont de Nemours Inc.	4.725%	11/15/28	7,200	7,116
	Eastman Chemical Co.	3.800%	3/15/25	20,090	19,575
	Ecolab Inc.	2.700%	11/1/26	12,221	11,553
	Ecolab Inc.	1.650%	2/1/27	9,069	8,210
	Ecolab Inc.	3.250%	12/1/27	9,021	8,506
	Ecolab Inc.	5.250%	1/15/28	7,194	7,300
	EIDP Inc.	1.700%	7/15/25	5,180	4,868
	EIDP Inc.	4.500%	5/15/26	10,140	9,963
	FMC Corp.	5.150%	5/18/26	5,971	5,888
	FMC Corp.	3.200%	10/1/26	8,190	7,617
	Freeport-McMoRan Inc.	5.000%	9/1/27	12,172	11,887
	Freeport-McMoRan Inc.	4.125%	3/1/28	10,054	9,415
	Freeport-McMoRan Inc.	4.375%	8/1/28	1,149	1,077
	Freeport-McMoRan Inc.	5.250%	9/1/29	1,841	1,825
[2]	Georgia-Pacific LLC	2.100%	4/30/27	3,760	3,409
	Kinross Gold Corp.	4.500%	7/15/27	8,546	8,254
	Linde Inc.	4.800%	12/5/24	3,265	3,245
	Linde Inc.	2.650%	2/5/25	7,236	7,017
	Linde Inc.	4.700%	12/5/25	10,495	10,432
	Linde Inc.	3.200%	1/30/26	16,046	15,467

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
LYB International Finance II BV	3.500%	3/2/27	7,976	7,531
LYB International Finance III LLC	1.250%	10/1/25	5,218	4,825
Martin Marietta Materials Inc.	3.450%	6/1/27	7,107	6,677
Martin Marietta Materials Inc.	3.500%	12/15/27	7,766	7,264
Mosaic Co.	4.050%	11/15/27	15,533	14,937
Nucor Corp.	3.950%	5/23/25	5,089	4,988
Nucor Corp.	2.000%	6/1/25	17,581	16,701
Nucor Corp.	4.300%	5/23/27	4,307	4,198
Nucor Corp.	3.950%	5/1/28	4,310	4,124
Nutrien Ltd.	3.000%	4/1/25	7,727	7,455
Nutrien Ltd.	5.950%	11/7/25	8,785	8,857
Nutrien Ltd.	4.000%	12/15/26	12,590	12,098
Nutrien Ltd.	4.900%	3/27/28	13,452	13,296
Packaging Corp. of America	3.400%	12/15/27	8,348	7,809
PPG Industries Inc.	1.200%	3/15/26	16,698	15,229
PPG Industries Inc.	3.750%	3/15/28	5,170	4,900
Reliance Steel & Aluminum Co.	1.300%	8/15/25	5,925	5,503
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	13,052	14,159
RPM International Inc.	3.750%	3/15/27	12,742	12,107
Sherwin-Williams Co.	3.450%	8/1/25	7,795	7,533
Sherwin-Williams Co.	4.250%	8/8/25	3,427	3,363
Sherwin-Williams Co.	3.450%	6/1/27	18,637	17,659
Sonoco Products Co.	2.250%	2/1/27	7,173	6,458
Southern Copper Corp.	3.875%	4/23/25	5,754	5,611
Steel Dynamics Inc.	2.800%	12/15/24	14,897	14,437
Steel Dynamics Inc.	2.400%	6/15/25	9,938	9,449
Steel Dynamics Inc.	5.000%	12/15/26	6,000	5,979
Suzano Austria GmbH	2.500%	9/15/28	11,000	9,404
Suzano International Finance BV	4.000%	1/14/25	8,748	8,554
Suzano International Finance BV	5.500%	1/17/27	11,163	11,026
Vale Overseas Ltd.	6.250%	8/10/26	3,000	3,049
Vulcan Materials Co.	4.500%	4/1/25	6,981	6,889
Vulcan Materials Co.	3.900%	4/1/27	9,747	9,308
Westlake Corp.	3.600%	8/15/26	18,547	17,697
WRKCo Inc.	3.750%	3/15/25	22,190	21,608
WRKCo Inc.	4.650%	3/15/26	6,183	6,061
WRKCo Inc.	4.000%	3/15/28	10,698	10,068
WRKCo Inc.	3.900%	6/1/28	13,023	12,193
				825,488
Real Estate (3.7%)
Agree LP	2.000%	6/15/28	5,608	4,749
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	13,966	13,553
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	5,211	5,069
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	6,853	6,594
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,518	6,206
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,182	4,867
American Homes 4 Rent LP	4.250%	2/15/28	10,808	10,236
American Tower Corp.	2.950%	1/15/25	16,990	16,447
American Tower Corp.	2.400%	3/15/25	12,181	11,682
American Tower Corp.	4.000%	6/1/25	16,425	16,009
American Tower Corp.	1.300%	9/15/25	6,312	5,841
American Tower Corp.	4.400%	2/15/26	11,223	10,959
American Tower Corp.	1.600%	4/15/26	4,090	3,731
American Tower Corp.	1.450%	9/15/26	7,049	6,314
American Tower Corp.	3.375%	10/15/26	23,025	21,732
American Tower Corp.	2.750%	1/15/27	8,946	8,238
American Tower Corp.	3.125%	1/15/27	5,892	5,477
American Tower Corp.	3.650%	3/15/27	9,308	8,782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	3.550%	7/15/27	20,965	19,704
	American Tower Corp.	3.600%	1/15/28	4,858	4,521
	American Tower Corp.	1.500%	1/31/28	4,932	4,204
	American Tower Corp.	5.500%	3/15/28	19,668	19,664
	American Tower Corp.	5.250%	7/15/28	11,497	11,407
	American Tower Corp.	5.800%	11/15/28	11,750	11,910
[1]	AvalonBay Communities Inc.	3.450%	6/1/25	11,765	11,432
[1]	AvalonBay Communities Inc.	3.500%	11/15/25	3,540	3,405
[1]	AvalonBay Communities Inc.	2.950%	5/11/26	9,856	9,335
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	2,097	1,973
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	4,736	4,459
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	7,493	6,955
	Boston Properties LP	3.200%	1/15/25	15,883	15,334
	Boston Properties LP	3.650%	2/1/26	17,705	16,747
	Boston Properties LP	2.750%	10/1/26	18,018	16,327
	Boston Properties LP	6.750%	12/1/27	11,825	12,023
	Brixmor Operating Partnership LP	3.850%	2/1/25	15,822	15,387
	Brixmor Operating Partnership LP	4.125%	6/15/26	9,461	9,046
	Brixmor Operating Partnership LP	3.900%	3/15/27	4,124	3,866
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,992	3,444
	Camden Property Trust	4.100%	10/15/28	7,031	6,678
	CBRE Services Inc.	4.875%	3/1/26	10,654	10,433
	Corporate Office Properties LP	2.250%	3/15/26	12,066	11,079
	Crown Castle Inc.	1.350%	7/15/25	2,629	2,453
	Crown Castle Inc.	4.450%	2/15/26	15,335	14,957
	Crown Castle Inc.	3.700%	6/15/26	10,534	10,060
	Crown Castle Inc.	1.050%	7/15/26	14,794	13,155
	Crown Castle Inc.	4.000%	3/1/27	6,251	5,944
	Crown Castle Inc.	2.900%	3/15/27	10,494	9,645
	Crown Castle Inc.	5.000%	1/11/28	40,575	39,617
	Crown Castle Inc.	3.800%	2/15/28	13,126	12,224
	Crown Castle Inc.	4.800%	9/1/28	5,172	5,001
	CubeSmart LP	4.000%	11/15/25	8,336	8,058
	CubeSmart LP	3.125%	9/1/26	4,720	4,414
	Digital Realty Trust LP	3.700%	8/15/27	13,135	12,384
	Digital Realty Trust LP	5.550%	1/15/28	21,820	21,797
	Digital Realty Trust LP	4.450%	7/15/28	5,120	4,885
	EPR Properties	4.500%	4/1/25	4,969	4,823
	EPR Properties	4.500%	6/1/27	19,885	18,238
	EPR Properties	4.950%	4/15/28	3,161	2,890
	Equinix Inc.	1.250%	7/15/25	4,681	4,362
	Equinix Inc.	1.000%	9/15/25	13,013	12,008
	Equinix Inc.	1.450%	5/15/26	13,676	12,452
	Equinix Inc.	2.900%	11/18/26	2,830	2,643
	Equinix Inc.	1.800%	7/15/27	3,563	3,148
	Equinix Inc.	1.550%	3/15/28	3,953	3,379
	Equinix Inc.	2.000%	5/15/28	6,155	5,347
	ERP Operating LP	3.375%	6/1/25	11,051	10,704
	ERP Operating LP	2.850%	11/1/26	8,044	7,530
	ERP Operating LP	3.250%	8/1/27	4,046	3,768
	Essex Portfolio LP	3.500%	4/1/25	17,912	17,365
	Essex Portfolio LP	3.375%	4/15/26	3,200	3,051
	Essex Portfolio LP	3.625%	5/1/27	9,322	8,744
	Essex Portfolio LP	1.700%	3/1/28	8,019	6,842
	Extra Space Storage LP	3.500%	7/1/26	9,111	8,646
	Extra Space Storage LP	5.700%	4/1/28	9,044	9,072
	Federal Realty OP LP	1.250%	2/15/26	7,110	6,476
	Federal Realty OP LP	3.250%	7/15/27	9,305	8,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Realty OP LP	5.375%	5/1/28	6,445	6,384
	GLP Capital LP	5.250%	6/1/25	14,135	13,899
	GLP Capital LP	5.375%	4/15/26	17,366	17,002
	GLP Capital LP	5.750%	6/1/28	9,200	9,078
	Healthcare Realty Holdings LP	3.500%	8/1/26	13,954	13,147
	Healthcare Realty Holdings LP	3.750%	7/1/27	9,080	8,463
	Healthpeak OP LLC	3.400%	2/1/25	9,605	9,336
	Healthpeak OP LLC	4.000%	6/1/25	5,384	5,244
	Healthpeak OP LLC	3.250%	7/15/26	5,376	5,099
	Healthpeak OP LLC	1.350%	2/1/27	6,761	5,943
	Highwoods Realty LP	3.875%	3/1/27	7,878	7,122
	Highwoods Realty LP	4.125%	3/15/28	3,715	3,333
[1]	Host Hotels & Resorts LP	4.000%	6/15/25	11,139	10,778
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	10,370	10,054
	Hudson Pacific Properties LP	3.950%	11/1/27	6,926	5,447
	Hudson Pacific Properties LP	5.950%	2/15/28	6,855	5,804
	Kilroy Realty LP	3.450%	12/15/24	6,580	6,368
	Kilroy Realty LP	4.375%	10/1/25	5,992	5,733
	Kimco Realty OP LLC	3.300%	2/1/25	14,793	14,362
	Kimco Realty OP LLC	2.800%	10/1/26	2,968	2,759
	Kimco Realty OP LLC	3.800%	4/1/27	10,930	10,326
	Kimco Realty OP LLC	1.900%	3/1/28	6,271	5,366
	Kite Realty Group LP	4.000%	10/1/26	6,751	6,294
	Kite Realty Group Trust	4.000%	3/15/25	3,621	3,489
	LXP Industrial Trust	6.750%	11/15/28	4,860	4,948
	Mid-America Apartments LP	4.000%	11/15/25	11,725	11,427
	Mid-America Apartments LP	1.100%	9/15/26	3,834	3,430
	Mid-America Apartments LP	3.600%	6/1/27	12,377	11,762
	Mid-America Apartments LP	4.200%	6/15/28	6,055	5,789
	NNN REIT Inc.	4.000%	11/15/25	11,207	10,853
	NNN REIT Inc.	3.600%	12/15/26	5,550	5,226
	NNN REIT Inc.	3.500%	10/15/27	4,556	4,212
	NNN REIT Inc.	4.300%	10/15/28	5,908	5,570
	Omega Healthcare Investors Inc.	4.500%	1/15/25	5,166	5,052
	Omega Healthcare Investors Inc.	5.250%	1/15/26	12,182	11,872
	Omega Healthcare Investors Inc.	4.500%	4/1/27	11,668	10,955
	Omega Healthcare Investors Inc.	4.750%	1/15/28	8,985	8,395
	Physicians Realty LP	4.300%	3/15/27	7,759	7,426
	Physicians Realty LP	3.950%	1/15/28	3,325	3,092
	Piedmont Operating Partnership LP	9.250%	7/20/28	7,137	7,298
	Prologis LP	3.250%	6/30/26	7,739	7,400
	Prologis LP	3.250%	10/1/26	6,339	6,028
	Prologis LP	2.125%	4/15/27	9,716	8,813
	Prologis LP	3.375%	12/15/27	8,981	8,381
	Prologis LP	4.875%	6/15/28	11,421	11,314
	Prologis LP	3.875%	9/15/28	2,540	2,399
	Prologis LP	4.000%	9/15/28	8,205	7,809
	Public Storage Operating Co.	0.875%	2/15/26	6,739	6,142
	Public Storage Operating Co.	1.500%	11/9/26	14,571	13,228
	Public Storage Operating Co.	3.094%	9/15/27	6,211	5,812
	Public Storage Operating Co.	1.850%	5/1/28	5,071	4,419
	Public Storage Operating Co.	1.950%	11/9/28	5,804	5,017
	Public Storage Operating Co.	5.125%	1/15/29	2,295	2,312
	Realty Income Corp.	3.875%	4/15/25	12,967	12,683
	Realty Income Corp.	4.625%	11/1/25	12,396	12,204
	Realty Income Corp.	0.750%	3/15/26	2,677	2,408
	Realty Income Corp.	4.875%	6/1/26	14,921	14,759
	Realty Income Corp.	4.125%	10/15/26	9,240	8,948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	3.000%	1/15/27	13,290	12,393
	Realty Income Corp.	3.950%	8/15/27	9,495	9,043
	Realty Income Corp.	3.400%	1/15/28	17,249	16,028
	Realty Income Corp.	2.200%	6/15/28	7,655	6,682
	Regency Centers LP	3.600%	2/1/27	9,335	8,830
	Regency Centers LP	4.125%	3/15/28	5,031	4,723
	Rexford Industrial Realty LP	5.000%	6/15/28	3,362	3,281
	Sabra Health Care LP	5.125%	8/15/26	9,877	9,556
	Simon Property Group LP	3.500%	9/1/25	32,004	30,901
	Simon Property Group LP	3.300%	1/15/26	13,476	12,906
	Simon Property Group LP	3.250%	11/30/26	14,742	13,921
	Simon Property Group LP	1.375%	1/15/27	3,966	3,516
	Simon Property Group LP	3.375%	6/15/27	8,244	7,729
	Simon Property Group LP	3.375%	12/1/27	10,985	10,226
	Simon Property Group LP	1.750%	2/1/28	12,446	10,834
	SITE Centers Corp.	3.625%	2/1/25	7,288	7,038
	SITE Centers Corp.	4.250%	2/1/26	2,472	2,383
	SITE Centers Corp.	4.700%	6/1/27	8,716	8,409
	Spirit Realty LP	4.450%	9/15/26	4,665	4,519
	Spirit Realty LP	3.200%	1/15/27	1,999	1,862
	Spirit Realty LP	2.100%	3/15/28	3,821	3,322
	STORE Capital Corp.	4.500%	3/15/28	5,690	5,071
	Sun Communities Operating LP	2.300%	11/1/28	4,381	3,734
	Tanger Properties LP	3.125%	9/1/26	3,194	2,945
	Tanger Properties LP	3.875%	7/15/27	6,308	5,707
[1]	UDR Inc.	2.950%	9/1/26	4,253	3,975
	Ventas Realty LP	2.650%	1/15/25	5,237	5,036
	Ventas Realty LP	3.500%	2/1/25	7,241	7,028
	Ventas Realty LP	4.125%	1/15/26	14,041	13,565
	Ventas Realty LP	3.250%	10/15/26	6,029	5,635
	Ventas Realty LP	3.850%	4/1/27	9,056	8,537
	Ventas Realty LP	4.000%	3/1/28	7,617	7,108
	VICI Properties LP	4.375%	5/15/25	9,360	9,118
	VICI Properties LP	4.750%	2/15/28	22,120	20,976
	Vornado Realty LP	3.500%	1/15/25	9,567	9,169
	Vornado Realty LP	2.150%	6/1/26	2,410	2,088
	Welltower OP LLC	4.000%	6/1/25	20,072	19,567
	Welltower OP LLC	4.250%	4/1/26	9,353	9,097
	Welltower OP LLC	2.700%	2/15/27	10,768	9,942
	Welltower OP LLC	4.250%	4/15/28	12,627	12,051
	Weyerhaeuser Co.	4.750%	5/15/26	12,377	12,193
	WP Carey Inc.	4.000%	2/1/25	10,054	9,841
	WP Carey Inc.	4.250%	10/1/26	4,684	4,515
					1,543,704
Technology (7.6%)
	Adobe Inc.	1.900%	2/1/25	6,716	6,475
	Adobe Inc.	3.250%	2/1/25	20,735	20,304
	Adobe Inc.	2.150%	2/1/27	8,348	7,722
	Analog Devices Inc.	2.950%	4/1/25	5,448	5,287
	Analog Devices Inc.	3.500%	12/5/26	9,655	9,276
	Analog Devices Inc.	3.450%	6/15/27	10,613	10,057
	Apple Inc.	2.750%	1/13/25	34,607	33,766
	Apple Inc.	2.500%	2/9/25	28,957	28,127
	Apple Inc.	1.125%	5/11/25	37,451	35,446
	Apple Inc.	3.200%	5/13/25	32,936	32,109
	Apple Inc.	0.550%	8/20/25	19,218	17,875
	Apple Inc.	0.700%	2/8/26	35,696	32,733
	Apple Inc.	3.250%	2/23/26	59,834	57,922

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Apple Inc.	2.450%	8/4/26	30,365	28,633
Apple Inc.	2.050%	9/11/26	24,739	23,057
Apple Inc.	3.350%	2/9/27	33,163	31,882
Apple Inc.	3.200%	5/11/27	51,167	48,844
Apple Inc.	3.000%	6/20/27	27,976	26,495
Apple Inc.	2.900%	9/12/27	33,386	31,426
Apple Inc.	3.000%	11/13/27	27,487	25,968
Apple Inc.	1.200%	2/8/28	35,179	30,677
Apple Inc.	4.000%	5/10/28	28,374	27,827
Apple Inc.	1.400%	8/5/28	40,183	34,870
Applied Materials Inc.	3.900%	10/1/25	11,070	10,834
Applied Materials Inc.	3.300%	4/1/27	14,798	14,123
Arrow Electronics Inc.	4.000%	4/1/25	5,895	5,747
Arrow Electronics Inc.	3.875%	1/12/28	10,475	9,767
Autodesk Inc.	4.375%	6/15/25	1,784	1,760
Autodesk Inc.	3.500%	6/15/27	10,081	9,590
Automatic Data Processing Inc.	3.375%	9/15/25	19,035	18,504
Automatic Data Processing Inc.	1.700%	5/15/28	14,186	12,543
Avnet Inc.	4.625%	4/15/26	5,289	5,147
Avnet Inc.	6.250%	3/15/28	8,353	8,496
Broadcom Corp.	3.875%	1/15/27	68,509	65,854
Broadcom Corp.	3.500%	1/15/28	10,595	9,919
Broadcom Inc.	3.150%	11/15/25	10,632	10,203
Broadcom Inc.	3.459%	9/15/26	11,910	11,367
Broadcom Inc.	4.110%	9/15/28	13,788	13,185
Broadridge Financial Solutions Inc.	3.400%	6/27/26	5,872	5,589
CDW LLC	4.125%	5/1/25	14,369	14,017
CDW LLC	2.670%	12/1/26	14,844	13,604
CGI Inc.	1.450%	9/14/26	10,158	9,093
Cintas Corp. No. 2	3.700%	4/1/27	26,059	25,174
Cisco Systems Inc.	3.500%	6/15/25	3,101	3,039
Cisco Systems Inc.	2.950%	2/28/26	19,015	18,323
Cisco Systems Inc.	2.500%	9/20/26	24,517	23,117
Concentrix Corp.	6.650%	8/2/26	13,100	13,194
Concentrix Corp.	6.600%	8/2/28	13,310	13,301
Dell International LLC	5.850%	7/15/25	2,854	2,869
Dell International LLC	6.020%	6/15/26	60,395	61,077
Dell International LLC	4.900%	10/1/26	36,251	35,778
Dell International LLC	6.100%	7/15/27	12,126	12,379
Dell International LLC	5.250%	2/1/28	16,695	16,739
DXC Technology Co.	1.800%	9/15/26	9,285	8,300
DXC Technology Co.	2.375%	9/15/28	11,075	9,370
Equifax Inc.	2.600%	12/1/24	25,190	24,389
Equifax Inc.	2.600%	12/15/25	13,952	13,185
Equifax Inc.	5.100%	12/15/27	7,598	7,525
Equifax Inc.	5.100%	6/1/28	17,904	17,685
Fidelity National Information Services Inc.	4.500%	7/15/25	12,683	12,482
Fidelity National Information Services Inc.	1.150%	3/1/26	24,732	22,570
Fidelity National Information Services Inc.	4.700%	7/15/27	7,932	7,800
Fidelity National Information Services Inc.	1.650%	3/1/28	12,668	11,010
Fiserv Inc.	3.850%	6/1/25	7,819	7,630
Fiserv Inc.	3.200%	7/1/26	40,610	38,560
Fiserv Inc.	2.250%	6/1/27	21,801	19,731
Fiserv Inc.	5.450%	3/2/28	15,273	15,402
Fiserv Inc.	5.375%	8/21/28	3,376	3,403
Fiserv Inc.	4.200%	10/1/28	18,000	17,191
Flex Ltd.	4.750%	6/15/25	11,958	11,738
Flex Ltd.	3.750%	2/1/26	18,468	17,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fortinet Inc.	1.000%	3/15/26	9,265	8,375
	Genpact Luxembourg Sarl	3.375%	12/1/24	9,857	9,554
	Harman International Industries Inc.	4.150%	5/15/25	3,640	3,558
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	38,964	38,577
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	18,654	17,168
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	12,400	12,432
	HP Inc.	2.200%	6/17/25	23,932	22,768
	HP Inc.	1.450%	6/17/26	9,695	8,806
	HP Inc.	3.000%	6/17/27	17,577	16,315
	HP Inc.	4.750%	1/15/28	17,356	17,057
	Hubbell Inc.	3.350%	3/1/26	10,620	10,178
	Hubbell Inc.	3.150%	8/15/27	3,895	3,620
	Hubbell Inc.	3.500%	2/15/28	4,950	4,646
	Intel Corp.	3.400%	3/25/25	34,143	33,347
	Intel Corp.	3.700%	7/29/25	47,623	46,533
	Intel Corp.	2.600%	5/19/26	12,420	11,769
	Intel Corp.	3.750%	3/25/27	23,242	22,451
	Intel Corp.	3.150%	5/11/27	24,426	23,106
	Intel Corp.	3.750%	8/5/27	8,691	8,370
	Intel Corp.	4.875%	2/10/28	46,838	46,870
	Intel Corp.	1.600%	8/12/28	9,140	7,920
	International Business Machines Corp.	4.000%	7/27/25	15,085	14,802
	International Business Machines Corp.	7.000%	10/30/25	9,203	9,530
	International Business Machines Corp.	4.500%	2/6/26	18,925	18,683
	International Business Machines Corp.	3.450%	2/19/26	12,286	11,852
	International Business Machines Corp.	3.300%	5/15/26	45,244	43,423
	International Business Machines Corp.	3.300%	1/27/27	7,295	6,925
	International Business Machines Corp.	1.700%	5/15/27	33,782	30,263
	International Business Machines Corp.	4.150%	7/27/27	11,857	11,527
	International Business Machines Corp.	6.220%	8/1/27	5,562	5,808
	International Business Machines Corp.	4.500%	2/6/28	24,735	24,330
	Intuit Inc.	0.950%	7/15/25	11,844	11,067
	Intuit Inc.	5.125%	9/15/28	14,875	15,013
	Jabil Inc.	1.700%	4/15/26	6,513	5,964
	Jabil Inc.	4.250%	5/15/27	7,955	7,627
	Juniper Networks Inc.	1.200%	12/10/25	13,914	12,749
	Kyndryl Holdings Inc.	2.050%	10/15/26	10,975	9,794
	Lam Research Corp.	3.800%	3/15/25	14,323	14,053
	Lam Research Corp.	3.750%	3/15/26	11,864	11,536
	Legrand France SA	8.500%	2/15/25	6,800	7,078
	Leidos Inc.	3.625%	5/15/25	1,915	1,855
	Marvell Technology Inc.	1.650%	4/15/26	4,796	4,407
	Marvell Technology Inc.	2.450%	4/15/28	12,884	11,367
[1]	Marvell Technology Inc.	4.875%	6/22/28	8,737	8,473
	Microchip Technology Inc.	4.250%	9/1/25	25,520	24,872
	Micron Technology Inc.	4.975%	2/6/26	3,110	3,078
	Micron Technology Inc.	4.185%	2/15/27	11,579	11,136
	Micron Technology Inc.	5.375%	4/15/28	17,065	16,973
	Microsoft Corp.	2.700%	2/12/25	20,925	20,358
	Microsoft Corp.	3.125%	11/3/25	48,728	47,236
	Microsoft Corp.	2.400%	8/8/26	78,762	74,485
[2]	Microsoft Corp.	3.400%	9/15/26	18,948	18,299
	Microsoft Corp.	3.300%	2/6/27	79,202	76,208
[2]	Microsoft Corp.	3.400%	6/15/27	4,358	4,165
	Moody's Corp.	3.750%	3/24/25	3,394	3,321
	Motorola Solutions Inc.	4.600%	2/23/28	6,606	6,452
	NetApp Inc.	1.875%	6/22/25	8,851	8,339
	NetApp Inc.	2.375%	6/22/27	11,548	10,486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nokia OYJ	4.375%	6/12/27	8,225	7,783
	NVIDIA Corp.	3.200%	9/16/26	25,208	24,239
	NXP BV	2.700%	5/1/25	6,660	6,385
	NXP BV	5.350%	3/1/26	7,023	7,001
	NXP BV	3.875%	6/18/26	16,121	15,516
	NXP BV	3.150%	5/1/27	13,914	12,932
	NXP BV	4.400%	6/1/27	8,201	7,933
	Oracle Corp.	2.500%	4/1/25	71,907	69,072
	Oracle Corp.	2.950%	5/15/25	53,657	51,761
	Oracle Corp.	1.650%	3/25/26	56,413	51,972
	Oracle Corp.	2.650%	7/15/26	41,725	39,092
	Oracle Corp.	2.800%	4/1/27	35,146	32,614
	Oracle Corp.	3.250%	11/15/27	32,244	30,069
	Oracle Corp.	2.300%	3/25/28	55,201	49,092
	Qorvo Inc.	1.750%	12/15/24	7,658	7,323
	QUALCOMM Inc.	3.450%	5/20/25	22,469	21,935
	QUALCOMM Inc.	3.250%	5/20/27	47,752	45,500
	Roper Technologies Inc.	1.000%	9/15/25	20,330	18,809
	Roper Technologies Inc.	3.850%	12/15/25	4,400	4,274
	Roper Technologies Inc.	3.800%	12/15/26	15,794	15,248
	Roper Technologies Inc.	4.200%	9/15/28	14,150	13,591
	S&P Global Inc.	2.950%	1/22/27	11,230	10,587
	S&P Global Inc.	2.450%	3/1/27	22,638	20,980
	S&P Global Inc.	4.750%	8/1/28	11,780	11,766
	Salesforce Inc.	3.700%	4/11/28	31,944	30,694
	Salesforce Inc.	1.500%	7/15/28	16,042	13,972
	Skyworks Solutions Inc.	1.800%	6/1/26	22,997	21,113
	TD SYNNEX Corp.	1.750%	8/9/26	17,208	15,351
	Texas Instruments Inc.	1.375%	3/12/25	11,923	11,380
	Texas Instruments Inc.	1.125%	9/15/26	3,583	3,255
	Texas Instruments Inc.	4.600%	2/15/28	6,655	6,647
	Texas Instruments Inc.	2.250%	9/4/29	8,687	7,600
	TSMC Arizona Corp.	1.750%	10/25/26	31,898	28,997
	TSMC Arizona Corp.	3.875%	4/22/27	5,328	5,146
	Verisk Analytics Inc.	4.000%	6/15/25	15,734	15,337
	VMware Inc.	4.500%	5/15/25	9,061	8,918
	VMware Inc.	1.400%	8/15/26	28,534	25,740
	VMware Inc.	4.650%	5/15/27	6,615	6,469
	VMware Inc.	3.900%	8/21/27	31,076	29,621
	VMware Inc.	1.800%	8/15/28	3,566	3,055
	Workday Inc.	3.500%	4/1/27	20,120	19,111
					3,171,575
Utilities (5.5%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,531	8,071
	AES Corp.	1.375%	1/15/26	4,305	3,927
	AES Corp.	5.450%	6/1/28	14,757	14,627
	Alabama Power Co.	3.750%	9/1/27	6,662	6,394
	Ameren Corp.	3.650%	2/15/26	7,620	7,335
	Ameren Corp.	5.700%	12/1/26	4,490	4,529
	Ameren Corp.	1.950%	3/15/27	9,823	8,869
	Ameren Corp.	1.750%	3/15/28	8,025	6,913
	Ameren Illinois Co.	3.250%	3/1/25	3,337	3,255
[1]	American Electric Power Co. Inc.	1.000%	11/1/25	2,945	2,702
	American Electric Power Co. Inc.	5.750%	11/1/27	5,404	5,493
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	5,515	5,286
	American Electric Power Co. Inc.	3.875%	2/15/62	15,569	12,804
	American Water Capital Corp.	3.400%	3/1/25	4,429	4,314
	American Water Capital Corp.	2.950%	9/1/27	12,385	11,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	3.750%	9/1/28	5,613	5,290
	Appalachian Power Co.	3.400%	6/1/25	10,111	9,812
[1]	Appalachian Power Co.	3.300%	6/1/27	10,941	10,230
	Arizona Public Service Co.	3.150%	5/15/25	2,069	1,997
	Atmos Energy Corp.	3.000%	6/15/27	17,989	16,881
	Avangrid Inc.	3.150%	12/1/24	13,612	13,230
	Avangrid Inc.	3.200%	4/15/25	4,337	4,187
	Baltimore Gas & Electric Co.	2.400%	8/15/26	5,015	4,678
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	6,304	6,161
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	17,209	16,905
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	12,765	11,810
	Black Hills Corp.	3.950%	1/15/26	2,960	2,863
	Black Hills Corp.	3.150%	1/15/27	8,399	7,803
	Black Hills Corp.	5.950%	3/15/28	5,789	5,861
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	6,388	5,944
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	7,669	7,212
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	12,445	12,571
	CenterPoint Energy Inc.	1.450%	6/1/26	5,902	5,375
	CenterPoint Energy Inc.	5.250%	8/10/26	3,745	3,737
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	17,335	17,433
	Cleco Corporate Holdings LLC	3.743%	5/1/26	12,698	12,112
	CMS Energy Corp.	3.000%	5/15/26	12,880	12,158
	Commonwealth Edison Co.	2.550%	6/15/26	2,774	2,615
	Commonwealth Edison Co.	3.700%	8/15/28	2,393	2,262
[1]	Connecticut Light & Power Co.	0.750%	12/1/25	7,303	6,695
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	18,525	17,509
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,915	3,654
	Constellation Energy Generation LLC	3.250%	6/1/25	13,187	12,726
	Constellation Energy Generation LLC	5.600%	3/1/28	10,455	10,540
	Consumers Energy Co.	4.650%	3/1/28	12,835	12,651
	Consumers Energy Co.	4.900%	2/15/29	4,075	4,055
[1]	Dominion Energy Inc.	3.300%	3/15/25	3,072	2,984
	Dominion Energy Inc.	3.900%	10/1/25	15,835	15,379
[1]	Dominion Energy Inc.	1.450%	4/15/26	14,017	12,821
[1]	Dominion Energy Inc.	2.850%	8/15/26	9,359	8,715
[1]	Dominion Energy Inc.	3.600%	3/15/27	5,670	5,369
	DTE Electric Co.	3.375%	3/1/25	8,516	8,314
[1]	DTE Electric Co.	1.900%	4/1/28	3,528	3,101
[1]	DTE Energy Co.	1.050%	6/1/25	18,794	17,543
	DTE Energy Co.	2.850%	10/1/26	9,431	8,804
	DTE Energy Co.	4.875%	6/1/28	12,639	12,396
[1]	DTE Energy Co.	3.400%	6/15/29	8,064	7,245
	Duke Energy Carolinas LLC	2.950%	12/1/26	4,412	4,174
	Duke Energy Corp.	0.900%	9/15/25	11,274	10,398
	Duke Energy Corp.	5.000%	12/8/25	6,951	6,902
	Duke Energy Corp.	2.650%	9/1/26	33,754	31,426
	Duke Energy Corp.	5.000%	12/8/27	24,764	24,527
	Duke Energy Corp.	4.300%	3/15/28	5,899	5,686
	Duke Energy Corp.	3.250%	1/15/82	8,030	6,022
	Duke Energy Florida LLC	3.200%	1/15/27	25,033	23,748
	Duke Energy Progress LLC	3.250%	8/15/25	2,704	2,619
	Duke Energy Progress LLC	3.700%	9/1/28	8,935	8,469
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	6,899	6,744
	Edison International	4.950%	4/15/25	4,987	4,918
	Edison International	5.750%	6/15/27	13,451	13,543
	Edison International	5.250%	11/15/28	10,000	9,855
	Emera US Finance LP	3.550%	6/15/26	18,991	18,169
	Enel Americas SA	4.000%	10/25/26	9,988	9,546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enel Chile SA	4.875%	6/12/28	17,118	16,376
	Entergy Arkansas LLC	3.500%	4/1/26	16,866	16,244
	Entergy Corp.	0.900%	9/15/25	18,539	17,049
	Entergy Corp.	2.950%	9/1/26	18,047	16,878
	Entergy Louisiana LLC	5.590%	10/1/24	5,273	5,273
	Entergy Louisiana LLC	2.400%	10/1/26	3,806	3,514
	Evergy Kansas Central Inc.	2.550%	7/1/26	12,240	11,459
	Evergy Kansas Central Inc.	3.100%	4/1/27	3,708	3,480
	Evergy Metro Inc.	3.650%	8/15/25	2,140	2,074
[1]	Eversource Energy	3.800%	12/1/23	6,000	6,000
[1]	Eversource Energy	0.800%	8/15/25	8,375	7,718
[1]	Eversource Energy	1.400%	8/15/26	1,732	1,558
	Eversource Energy	2.900%	3/1/27	17,815	16,489
	Eversource Energy	4.600%	7/1/27	11,469	11,184
[1]	Eversource Energy	3.300%	1/15/28	6,852	6,343
	Eversource Energy	5.450%	3/1/28	36,800	36,883
[1]	Exelon Corp.	3.950%	6/15/25	20,218	19,723
	Exelon Corp.	3.400%	4/15/26	8,617	8,262
	Exelon Corp.	2.750%	3/15/27	18,204	16,904
	Exelon Corp.	5.150%	3/15/28	21,993	21,980
	Florida Power & Light Co.	2.850%	4/1/25	10,524	10,201
	Florida Power & Light Co.	3.125%	12/1/25	10,733	10,330
	Florida Power & Light Co.	4.450%	5/15/26	5,268	5,214
[1]	Florida Power & Light Co.	3.300%	5/30/27	7,628	7,184
	Florida Power & Light Co.	5.050%	4/1/28	17,760	17,812
	Florida Power & Light Co.	4.400%	5/15/28	21,355	20,860
	Fortis Inc.	3.055%	10/4/26	22,988	21,497
	Georgia Power Co.	3.250%	4/1/26	9,695	9,250
	Georgia Power Co.	3.250%	3/30/27	11,426	10,764
	Georgia Power Co.	4.650%	5/16/28	25,525	25,075
	Iberdrola International BV	5.810%	3/15/25	3,931	3,943
	Interstate Power & Light Co.	3.250%	12/1/24	8,942	8,717
	Interstate Power & Light Co.	4.100%	9/26/28	9,285	8,836
	ITC Holdings Corp.	3.250%	6/30/26	13,339	12,682
	ITC Holdings Corp.	3.350%	11/15/27	9,276	8,633
[1]	Louisville Gas & Electric Co.	3.300%	10/1/25	2,491	2,409
	MidAmerican Energy Co.	3.100%	5/1/27	8,214	7,720
	Mississippi Power Co.	3.950%	3/30/28	4,546	4,317
	National Fuel Gas Co.	5.200%	7/15/25	2,927	2,897
	National Fuel Gas Co.	5.500%	1/15/26	16,394	16,336
	National Fuel Gas Co.	5.500%	10/1/26	2,887	2,868
	National Fuel Gas Co.	4.750%	9/1/28	4,525	4,306
	National Grid plc	5.602%	6/12/28	11,621	11,721
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	13,515	13,122
[1]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	2,717	2,641
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	11,828	11,877
[1]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,478	7,203
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	6,517	5,882
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	10,989	10,258
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	13,195	12,355
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	13,299	13,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	7,808	7,832
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	4,265	4,063
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	15,817	15,878
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	13,996	13,770
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	28,123	28,141
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	15,537	14,009
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	37,849	35,864
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	17,229	16,901
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	33,497	33,062
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,579	23,846
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	20,062	16,695
	NiSource Inc.	0.950%	8/15/25	34,743	32,120
	NiSource Inc.	3.490%	5/15/27	24,982	23,614
	NiSource Inc.	5.250%	3/30/28	14,671	14,666
	NSTAR Electric Co.	3.200%	5/15/27	10,130	9,552
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	5,935	5,751
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	8,442	7,750
[2]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	11,336	10,992
	Pacific Gas & Electric Co.	4.950%	6/8/25	2,060	2,029
	Pacific Gas & Electric Co.	3.500%	6/15/25	11,150	10,708
	Pacific Gas & Electric Co.	3.450%	7/1/25	24,786	23,774
	Pacific Gas & Electric Co.	3.150%	1/1/26	43,867	41,331
	Pacific Gas & Electric Co.	2.100%	8/1/27	19,679	17,342
	Pacific Gas & Electric Co.	3.300%	12/1/27	14,961	13,603
	Pacific Gas & Electric Co.	3.750%	7/1/28	19,790	17,986
	Pacific Gas & Electric Co.	6.100%	1/15/29	8,475	8,530
	PECO Energy Co.	3.150%	10/15/25	2,490	2,404
	Pinnacle West Capital Corp.	1.300%	6/15/25	2,922	2,723
	PPL Capital Funding Inc.	3.100%	5/15/26	16,218	15,389
[1]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,478	2,403
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	5,501	5,031
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,670	4,336
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	8,322	7,805
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	2,995	2,847
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	3,280	3,092
	Public Service Enterprise Group Inc.	0.800%	8/15/25	4,866	4,501
	Public Service Enterprise Group Inc.	5.850%	11/15/27	13,455	13,743
	Public Service Enterprise Group Inc.	5.875%	10/15/28	16,655	16,990
	Puget Energy Inc.	3.650%	5/15/25	7,742	7,495
	Puget Energy Inc.	2.379%	6/15/28	7,292	6,342
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,380	4,121
	San Diego Gas & Electric Co.	4.950%	8/15/28	7,390	7,368
	Sempra	3.300%	4/1/25	12,455	12,055
	Sempra	3.250%	6/15/27	20,011	18,638
	Sempra	3.400%	2/1/28	13,531	12,561
	Sempra	4.125%	4/1/52	16,636	13,588
	Sierra Pacific Power Co.	2.600%	5/1/26	2,989	2,816
[1]	Southern California Edison Co.	3.700%	8/1/25	24,751	23,990
[1]	Southern California Edison Co.	1.200%	2/1/26	8,905	8,161
[1]	Southern California Edison Co.	4.700%	6/1/27	10,880	10,706
	Southern California Edison Co.	5.850%	11/1/27	17,459	17,925
	Southern California Edison Co.	5.300%	3/1/28	18,755	18,922
	Southern California Edison Co.	5.650%	10/1/28	3,800	3,871
	Southern California Gas Co.	3.200%	6/15/25	4,673	4,529
[1]	Southern California Gas Co.	2.600%	6/15/26	4,568	4,315
	Southern California Gas Co.	2.950%	4/15/27	12,932	12,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co.	5.150%	10/6/25	5,652	5,623
	Southern Co.	3.250%	7/1/26	31,925	30,353
	Southern Co.	4.850%	6/15/28	13,629	13,434
[1]	Southern Co.	4.000%	1/15/51	23,178	21,720
[1]	Southern Co.	3.750%	9/15/51	19,262	16,839
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	8,935	8,504
	Southern Power Co.	4.150%	12/1/25	20,284	19,824
	Southern Power Co.	0.900%	1/15/26	4,033	3,668
	Southwest Gas Corp.	5.800%	12/1/27	5,240	5,319
	Southwest Gas Corp.	5.450%	3/23/28	11,420	11,420
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	9,939	9,147
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	8,407	7,823
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	10,776	10,152
	Tucson Electric Power Co.	3.050%	3/15/25	5,383	5,220
	Union Electric Co.	2.950%	6/15/27	12,556	11,796
[1]	Virginia Electric & Power Co.	3.100%	5/15/25	3,169	3,068
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	32,258	30,963
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	2,192	2,062
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	16,851	16,014
[1]	Virginia Electric & Power Co.	3.750%	5/15/27	7,205	6,910
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	4,875	4,627
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	5,000	4,449
	WEC Energy Group Inc.	3.550%	6/15/25	2,133	2,066
	WEC Energy Group Inc.	5.000%	9/27/25	2,873	2,848
	WEC Energy Group Inc.	4.750%	1/9/26	10,134	9,992
	WEC Energy Group Inc.	5.150%	10/1/27	16,291	16,312
	WEC Energy Group Inc.	4.750%	1/15/28	12,900	12,652
	Wisconsin Electric Power Co.	2.050%	12/15/24	10,122	9,762
	Wisconsin Power & Light Co.	3.050%	10/15/27	5,314	4,941
	Wisconsin Public Service Corp.	5.350%	11/10/25	3,995	4,003
	Xcel Energy Inc.	3.300%	6/1/25	15,491	14,972
	Xcel Energy Inc.	3.350%	12/1/26	10,860	10,284
	Xcel Energy Inc.	1.750%	3/15/27	15,069	13,466
	Xcel Energy Inc.	4.000%	6/15/28	5,959	5,681
					2,294,288
Total Corporate Bonds (Cost $42,249,493)					40,663,726

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[5]	Vanguard Market Liquidity Fund (Cost $214,453)	5.438%	2,144,742	214,453
Total Investments (99.3%) (Cost $42,797,590)				41,211,887
Other Assets and Liabilities—Net (0.7%)				310,784
Net Assets (100%)				41,522,671
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $192,738,000, representing 0.5% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2023.
4	Securities with a value of $2,858,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	771	157,639	(27)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The fund had no open credit default swap contracts at November 30, 2023.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	333,708	—	333,708
Corporate Bonds	—	40,663,726	—	40,663,726
Temporary Cash Investments	214,453	—	—	214,453
Total	214,453	40,997,434	—	41,211,887

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	27	—	—	27
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.